UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

APRIL 30, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Emerging Markets Corporate Bond ETF | CEMB | BATS
➢	iShares Emerging Markets High Yield Bond ETF | EMHY | BATS
➢	iShares Emerging Markets Local Currency Bond ETF | LEMB | NYSE Arca
➢	iShares Global ex USD High Yield Corporate Bond ETF | HYXU | BATS
➢	iShares Global High Yield Corporate Bond ETF | GHYG | BATS

Fund Performance Overview

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares Emerging Markets Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was 0.43%, net of fees, while the total return for the Index was 1.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.54%	4.39%	4.49%	3.54%	4.39%	4.49%
Since Inception	4.12%	4.17%	4.77%	13.06%	13.22%	15.19%

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.30	$2.78	$1,000.00	$1,022.00	$2.81	0.56%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Aa	12.61%
A	19.29
Baa	34.63
Ba	19.70
B	3.56
Caa	0.59
Not Rated	9.62

TOTAL	100.00%

TEN LARGEST COUNTRIES3

As of 4/30/15

Country	Percentage of Total Investments[2]
Brazil	16.75%
Mexico	12.43
China	10.20
Russia	9.73
South Korea	8.36
India	5.57
United Arab Emirates	4.21
Hong Kong	3.72
Chile	3.62
Turkey	3.24

TOTAL	77.83%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Based on country of risk.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

Performance as of April 30, 2015

The iShares Emerging Markets High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -0.46%, net of fees, while the total return for the Index was -0.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.19%	0.90%	2.64%	2.19%	0.90%	2.64%
Since Inception	5.15%	4.91%	5.67%	16.70%	15.90%	18.50%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.40	$2.97	$1,000.00	$1,021.80	$3.01	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Baa	27.45%
Ba	40.75
B	12.23
Caa	6.99
Ca	1.16
Not Rated	11.42

TOTAL	100.00%

TEN LARGEST COUNTRIES3

As of 4/30/15

Country	Percentage of Total Investments[2]
Russia	15.09%
Turkey	12.09
Brazil	11.87
Indonesia	11.78
Venezuela	7.31
Hungary	4.03
China	3.65
Mexico	2.77
Lebanon	2.66
Argentina	2.65

TOTAL	73.90%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Based on country of risk.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

Performance as of April 30, 2015

The iShares Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the Barclays Emerging Markets Broad Local Currency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -6.09%, net of fees, while the total return for the Index was -5.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.46)%	(7.94)%	(7.11)%	(7.46)%	(7.94)%	(7.11)%
Since Inception	0.22%	0.22%	0.53%	0.77%	0.80%	1.90%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$939.10	$2.40	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Aa	22.15%
A	27.42
Baa	42.28
Ba	7.89
Not Rated	0.26

TOTAL	100.00%

TEN LARGEST COUNTRIES3

As of 4/30/15

Country	Percentage of Total Investments[2]
South Korea	22.03%
Brazil	13.36
Mexico	9.34
Malaysia	4.70
Israel	4.66
Turkey	4.61
Thailand	4.57
South Africa	4.55
Indonesia	4.53
Poland	4.50

TOTAL	76.85%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Based on country of risk.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares Global ex USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -7.01%, net of fees, while the total return for the Index was -7.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.09)%	(15.55)%	(15.13)%	(15.09)%	(15.55)%	(15.13)%
Since Inception	3.62%	3.61%	3.55%	11.57%	11.54%	11.32%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.90	$1.91	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Ba	51.52%
B	27.65
Caa	5.40
Not Rated	15.43

TOTAL	100.00%

TEN LARGEST COUNTRIES3

As of 4/30/15

Country	Percentage of Total Investments [2]
Italy	21.99%
United Kingdom	16.32
Germany	14.40
France	12.26
Spain	5.90
Luxembourg	5.08
United States	4.30
Canada	3.43
Ireland	3.26
Netherlands	2.44

TOTAL	89.38%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Based on country of risk.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2015

The iShares Global High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2015, the total return for the Fund was -0.93%, net of fees, while the total return for the Index was -0.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.77)%	(1.75)%	(2.73)%	(2.77)%	(1.75)%	(2.73)%
Since Inception	5.79%	6.20%	5.88%	18.92%	20.33%	19.22%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$990.70	$1.97	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/15

Moody’s Credit Rating[1]	Percentage of Total Investments[2]
Baa	0.53%
Ba	45.35
B	41.74
Caa	8.63
Ca	0.11
Not Rated	3.64

TOTAL	100.00%

TEN LARGEST COUNTRIES3

As of 4/30/15

Country	Percentage of Total Investments[2]
United States	63.81%
United Kingdom	6.88
Italy	6.50
Germany	4.26
France	4.07
Luxembourg	3.93
Canada	3.21
Spain	1.56
Netherlands	1.39
Ireland	0.91

TOTAL	96.52%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low
credit	quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3] Based	on country of risk.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2014 and held through April 30, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 93.05%

ARGENTINA — 0.33%
YPF SA
8.75%, 04/04/24[b]	$60	$62,616
8.88%, 12/19/18[b]	35	36,969

		99,585
AUSTRIA — 0.69%
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	208,600

		208,600
BERMUDA — 2.54%
CBQ Finance Ltd.
7.50%, 11/18/19[b]	200	239,240
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	200	194,142
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	110,498
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	222,400

		766,280
BRAZIL — 5.33%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	100	107,250
6.75%, 09/29/19[b]	100	113,000
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	200	184,600
Banco do Brasil SA
5.88%, 01/19/23[b]	200	202,940
Banco Votorantim SA
7.38%, 01/21/20[b]	100	107,000
Caixa Economica Federal
2.38%, 11/06/17[b]	150	144,757
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	97,970
Itau Unibanco Holding SA/Cayman Island
5.13%, 05/13/23[b]	200	203,400
6.20%, 04/15/20[b]	100	108,700
Samarco Mineracao SA
4.13%, 11/01/22[b]	200	186,000

Security	Principal (000s)	Value
Telemar Norte Leste SA
5.50%, 10/23/20[b]	$100	$88,750
Vale SA
5.63%, 09/11/42[c]	75	66,883

		1,611,250
BRITISH VIRGIN ISLANDS — 4.70%
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	216,499
CNPC General Capital Ltd.
3.40%, 04/16/23[b]	200	201,144
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	104,250
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	151,875
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[b]	200	208,793
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	107,724
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	214,950
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	200	215,905

		1,421,140
CANADA — 0.49%
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	100	70,750
5.38%, 01/26/19 (Call 01/26/17)[b]	100	78,270

		149,020
CAYMAN ISLANDS — 13.32%
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[b]	200	202,000
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 06/01/15)[b]	100	101,948
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)[b]	200	199,992
3.60%, 11/28/24 (Call 08/28/24)[b]	200	199,102
Baidu Inc.
2.25%, 11/28/17	200	201,746
Braskem Finance Ltd.
5.75%, 04/15/21[b,c]	200	200,440

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	$200	$184,500
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100	103,250
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/24[b]	200	203,445
Hutchison Whampoa International Ltd.
4.63%, 01/13/22[b]	200	219,956
7.63%, 04/09/19[b]	100	119,899
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 06/01/15)[b]	100	97,750
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	172	159,767
Petrobras Global Finance BV
5.38%, 01/27/21	200	191,960
5.75%, 01/20/20	100	99,750
6.13%, 10/06/16	100	102,690
6.88%, 01/20/40	75	70,561
7.88%, 03/15/19	100	108,551
Petrobras International Finance Co. SA
3.50%, 02/06/17	75	74,062
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	201,016
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	200	203,000
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	112,529
Tencent Holdings Ltd.
3.38%, 05/02/19[b]	200	205,820
Vale Overseas Ltd.
4.38%, 01/11/22[c]	125	120,707
4.63%, 09/15/20[c]	75	76,808
6.25%, 01/23/17	50	53,236
6.88%, 11/21/36	100	100,950
6.88%, 11/10/39[c]	80	79,920
8.25%, 01/17/34	25	28,632

		4,023,987
CHILE — 3.51%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	159,137
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	39,056

Security	Principal (000s)	Value
Cencosud SA
5.50%, 01/20/21[b]	$150	$160,167
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	197,239
4.25%, 07/17/42[b]	200	189,464
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	105,017
ENTEL Chile SA
4.88%, 10/30/24[b]	200	211,884

		1,061,964
CHINA — 1.38%
Bank of China Ltd.
5.00%, 11/13/24[b]	200	209,943
Bank of Communications Co. Ltd.
4.50%, 10/03/24 (Call 10/03/19)[b,d]	200	206,200

		416,143
COLOMBIA — 2.00%
Bancolombia SA
5.13%, 09/11/22	50	51,025
6.13%, 07/26/20[c]	75	80,362
Ecopetrol SA
5.88%, 09/18/23[c]	100	108,625
5.88%, 05/28/45	50	47,938
7.38%, 09/18/43	50	56,209
7.63%, 07/23/19	50	59,395
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	200,500

		604,054
HONG KONG — 1.46%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	100	111,371
Bank of East Asia Ltd. (The)
6.38%, 05/04/22 (Call 05/04/17)[b,d]	200	213,320
CITIC Ltd.
6.63%, 04/15/21[b]	100	116,322

		441,013
INDIA — 3.14%
Axis Bank Ltd./Dubai
4.75%, 05/02/16[b]	100	102,794
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	216,700

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Export-Import Bank of India
4.00%, 01/14/23[b]	$200	$204,605
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,d]	100	104,250
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	113,195
State Bank of India/London
3.62%, 04/17/19[b]	200	207,071

		948,615
INDONESIA — 1.30%
Pertamina Persero PT
4.30%, 05/20/23[b]	200	198,500
5.63%, 05/20/43[b]	200	193,260

		391,760
IRELAND — 2.28%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	108,375
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	100	103,250
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	200	181,378
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	100	108,624
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	92,500
6.90%, 07/09/20[b]	100	95,750

		689,877
ISLE OF MAN — 0.32%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	96,385

		96,385
ISRAEL — 0.78%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	236,190

		236,190
KAZAKHSTAN — 1.85%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	184,580

Security	Principal (000s)	Value
Kazkommertsbank JSC
5.50%, 12/21/22[b]	$100	$75,424
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	200	189,500
7.00%, 05/05/20[b]	100	108,900

		558,404
LUXEMBOURG — 6.83%
ALROSA Finance SA
7.75%, 11/03/20[b]	200	206,500
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	200	204,000
CSN Resources SA
6.50%, 07/21/20[b]	100	92,000
Evraz Group SA
9.50%, 04/24/18[b]	100	102,250
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	200	174,429
7.29%, 08/16/37[b]	100	101,650
9.25%, 04/23/19[b]	100	110,950
Petrobras International Finance Co. SA
5.88%, 03/01/18	100	102,240
6.75%, 01/27/41	75	69,183
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	200	208,000
Rosneft Finance SA
7.25%, 02/02/20[b]	100	99,000
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	98,623
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	193,400
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	102,625
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[b]	100	100,230
6.55%, 10/13/20[b]	100	97,500

		2,062,580
MALAYSIA — 0.83%
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	100	137,526
Petronas Capital Ltd.
5.25%, 08/12/19[b]	100	111,700

		249,226

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
MEXICO — 9.57%
America Movil SAB de CV
5.00%, 10/16/19	$125	$140,012
5.00%, 03/30/20	100	112,600
6.13%, 03/30/40	100	122,430
6.38%, 03/01/35	100	123,076
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,d]	200	212,250
BBVA Bancomer SA/Texas
6.75%, 09/30/22[b]	150	170,437
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	159,955
Comision Federal de Electricidad
4.88%, 01/15/24[b]	200	215,400
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[c]	150	144,186
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	107,000
Grupo Televisa SAB
6.63%, 01/15/40	56	67,945
Petroleos Mexicanos
3.50%, 07/18/18	100	103,125
3.50%, 01/30/23	75	72,469
4.88%, 01/24/22	75	79,313
4.88%, 01/18/24	40	42,192
5.50%, 01/21/21	225	246,937
5.50%, 06/27/44[c]	190	187,435
5.75%, 03/01/18	100	109,257
6.38%, 01/23/45	150	165,150
6.50%, 06/02/41	90	99,338
6.63%, 06/15/35	100	112,700
6.63%, 06/15/38	25	27,813
8.00%, 05/03/19	60	71,760

		2,892,780
MOROCCO — 0.71%
OCP SA
5.63%, 04/25/24[b]	200	213,540

		213,540
NETHERLANDS — 4.35%
LUKOIL International Finance BV
6.66%, 06/07/22[b]	120	123,420
7.25%, 11/05/19[b]	100	104,910

Security	Principal (000s)	Value
Majapahit Holding BV
7.75%, 01/20/20[b]	$120	$140,870
7.88%, 06/29/37[b]	125	159,531
Petrobras Global Finance BV
3.00%, 01/15/19	50	46,700
3.25%, 03/17/17	105	103,046
4.38%, 05/20/23	100	88,933
4.88%, 03/17/20	95	91,531
5.63%, 05/20/43	100	82,600
6.25%, 03/17/24[c]	50	49,680
6.25%, 03/17/24	75	74,520
7.25%, 03/17/44	50	49,113
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	198,000

		1,312,854
PERU — 0.72%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	111,000
BBVA Banco Continental SA
5.00%, 08/26/22[b]	100	107,250

		218,250
PHILIPPINES — 0.45%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	134,750

		134,750
QATAR — 0.37%
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	112,984

		112,984
RUSSIA — 1.17%
Gazprom OAO Via Gaz Capital SA
6.21%, 11/22/16[b]	100	102,346
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[b]	100	100,075
VTB Bank OJSC Via VTB Capital SA
6.88%, 05/29/18[b]	150	150,375

		352,796
SINGAPORE — 2.41%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	203,700
DBS Bank Ltd.
3.63%, 09/21/22 (Call 09/21/17)[b,d]	200	207,277

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Flextronics International Ltd.
4.63%, 02/15/20	$100	$104,500
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b,d]	100	103,680
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	108,018

		727,175
SOUTH AFRICA — 0.66%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	199,200

		199,200
SOUTH KOREA — 5.54%
Hana Bank
3.50%, 10/25/17[b]	200	208,191
Korea Development Bank (The)
3.25%, 09/20/16	100	102,886
3.75%, 01/22/24	200	214,729
3.88%, 05/04/17	200	209,022
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[b]	200	204,621
Korea Gas Corp.
4.25%, 11/02/20[b]	100	109,289
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	204,154
Korea National Oil Corp.
2.75%, 01/23/19[b]	200	204,570
POSCO
4.25%, 10/28/20[b]	100	108,505
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,d]	100	106,674

		1,672,641
THAILAND — 1.02%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	110,357
PTT PCL
3.38%, 10/25/22[b]	200	198,681

		309,038
TURKEY — 3.14%
Akbank TAS
5.00%, 10/24/22[b]	150	149,550
Turkiye Garanti Bankasi AS
5.25%, 09/13/22[b]	200	202,840

Security	Principal (000s)	Value
Turkiye Is Bankasi
3.88%, 11/07/17[b]	$200	$201,700
Turkiye Vakiflar Bankasi TAO
5.00%, 10/31/18[b]	200	203,212
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	192,700

		950,002
UNITED ARAB EMIRATES — 2.48%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	106,700
6.50%, 10/27/36[b]	100	126,375
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	67	73,881
DP World Ltd.
6.85%, 07/02/37[b]	100	112,476
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	122,575
Emirates NBD PJSC
4.63%, 03/28/17[b]	200	208,750

		750,757
UNITED KINGDOM — 1.06%
ICBC Standard Bank PLC
8.13%, 12/02/19[b]	100	114,150
Vedanta Resources PLC
9.50%, 07/18/18[b]	200	207,500

		321,650
UNITED STATES — 3.91%
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	205,120
9.38%, 10/12/22 (Call 10/12/17)[b]	200	227,700
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,431
2.55%, 02/06/19[b]	100	101,460
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	275,628
Southern Copper Corp.
5.88%, 04/23/45	100	98,330
6.75%, 04/16/40	100	108,000
7.50%, 07/27/35	100	114,850

		1,181,519

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)	Value
VENEZUELA — 2.41%
Petroleos de Venezuela SA
Series 2016
5.13%, 10/28/16	$70	$51,450
5.25%, 04/12/17[b]	100	58,490
5.38%, 04/12/27[b]	135	54,999
5.50%, 04/12/37[b]	50	20,250
6.00%, 05/16/24[b,c]	250	105,625
6.00%, 11/15/26[b]	120	49,800
8.50%, 11/02/17[b]	245	189,507
9.00%, 11/17/21[b]	75	36,555
9.75%, 05/17/35[b]	150	73,185
12.75%, 02/17/22[b]	150	88,125

		727,986

TOTAL CORPORATE BONDS & NOTES
(Cost: $28,358,255)		28,113,995

FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.08%

BRAZIL — 1.07%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	105,625
6.37%, 06/16/18[b]	100	107,500
6.50%, 06/10/19[b]	100	109,250

		322,375
CAYMAN ISLANDS — 0.93%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	281,563

		281,563
SOUTH KOREA — 2.08%
Export-Import Bank of Korea
2.88%, 01/21/25	200	199,308
4.00%, 01/11/17	200	208,914
4.38%, 09/15/21	200	221,541

		629,763

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,207,956)		1,233,701

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 5.10%

MONEY MARKET FUNDS — 5.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	955	$955,183
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	137	137,087
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	450	449,646

		1,541,916

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,541,916)		1,541,916

TOTAL INVESTMENTS IN SECURITIES — 102.23%
(Cost: $31,108,127)		30,889,612
Other Assets, Less Liabilities — (2.23)%		(675,011)

NET ASSETS — 100.00%		$30,214,601

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 45.05%

ARGENTINA — 0.49%
YPF SA
8.75%, 04/04/24[b]	$465	$485,274
8.88%, 12/19/18[b]	300	316,875

		802,149
AUSTRIA — 0.40%
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	208,600
7.75%, 10/28/20 (Call 10/28/17)[b]	400	433,600

		642,200
BARBADOS — 0.40%
Columbus International Inc.
7.38%, 03/30/21 (Call 03/30/18)[b]	600	653,250

		653,250
BERMUDA — 1.16%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	400	378,750
8.25%, 09/30/20 (Call 09/30/16)[b]	700	721,980
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	600	582,426
6.75%, 03/01/23 (Call 03/01/18)[b]	200	197,100

		1,880,256
BRAZIL — 1.63%
Banco BTG Pactual SA/Cayman Islands
5.75%, 09/28/22[b]	300	274,500
Banco do Brasil SA
5.88%, 01/19/23[b]	200	202,940
Caixa Economica Federal
7.25%, 07/23/24 (Call 07/23/19)[b,c]	200	198,200
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	800	744,000
6.88%, 07/30/19[b]	200	195,940
Oi SA
5.75%, 02/10/22[b]	600	502,500
Telemar Norte Leste SA
5.50%, 10/23/20[b]	600	532,500

		2,650,580

Security	Principal (000s)	Value
BRITISH VIRGIN ISLANDS — 0.46%
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	$400	$361,000
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	400	384,029

		745,029
CANADA — 0.69%
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	300	212,250
5.38%, 01/26/19 (Call 01/26/17)[b]	500	391,350
5.63%, 01/19/25 (Call 01/19/20)[b]	500	350,000
7.25%, 12/12/21 (Call 12/12/16)[b]	200	158,000

		1,111,600
CAYMAN ISLANDS — 8.15%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	200	195,844
8.88%, 04/28/17 (Call 06/01/15)[b]	270	275,260
9.88%, 03/20/17[b]	200	208,000
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	206,500
7.50%, 01/10/23 (Call 01/10/18)[b]	500	511,250
7.88%, 05/27/19 (Call 05/27/17)[b]	200	213,250
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	500	461,250
12.00%, 02/17/20 (Call 02/17/18)[b]	400	400,200
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	258,125
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	200	192,000
Greenland Hong Kong Holdings Ltd.
4.75%, 10/18/16[b]	600	607,500
Greentown China Holdings Ltd.
8.50%, 02/04/18 (Call 02/04/16)[b]	400	416,000
Kaisa Group Holdings Ltd.
10.25%, 01/08/20 (Call 01/08/17)[b,e]	200	112,000
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 01/14/17)[b]	200	199,000
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 06/01/15)[b]	285	278,588
MCE Finance Ltd.
5.00%, 02/15/21 (Call 02/15/16)[b]	400	380,000
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	425	395,462

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/23 (Call 12/01/21)[b]	$744	$641,992
Petrobras Global Finance BV
5.38%, 01/27/21	2,600	2,495,480
5.75%, 01/20/20	700	698,250
7.88%, 03/15/19	1,450	1,573,989
Petrobras International Finance Co. SA
3.50%, 02/06/17	1,100	1,086,239
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	609,000
8.13%, 01/22/21 (Call 01/22/18)[b]	200	209,000
8.38%, 02/10/22 (Call 02/10/19)[b]	200	207,500
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	200	206,500
Sunac China Holdings Ltd.
9.38%, 04/05/18 (Call 04/05/16)[b]	200	202,500

		13,240,679
COLOMBIA — 0.71%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	206,500
Bancolombia SA
5.13%, 09/11/22	500	510,250
6.13%, 07/26/20	400	428,600

		1,145,350
HONG KONG — 0.32%
China CITIC Bank International Ltd.
6.88%, 06/24/20[b]	300	337,020
Yancoal International Resources Development Co. Ltd.
5.73%, 05/16/22[b]	200	182,886

		519,906
INDIA — 0.43%
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	277	288,773
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	200,579
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[b]	200	206,635

		695,987

Security	Principal (000s)	Value
INDONESIA — 2.89%
Pertamina Persero PT
4.30%, 05/20/23[b]	$900	$893,250
4.88%, 05/03/22[b]	200	207,030
5.25%, 05/23/21[b]	400	426,500
5.63%, 05/20/43[b]	600	579,780
6.00%, 05/03/42[b]	600	602,250
6.45%, 05/30/44[b]	400	427,000
6.50%, 05/27/41[b]	200	214,000
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/24[b]	600	628,014
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	300	283,500
5.50%, 11/22/21[b]	400	434,000

		4,695,324
IRELAND — 2.53%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 09/26/19[b]	400	385,000
7.75%, 04/28/21[b]	300	296,475
7.88%, 09/25/17[b]	400	413,000
Bank Otkritie Financial Corp OJSC via OFCB Capital PLC
7.25%, 04/25/18[b]	200	195,750
Credit Bank of Moscow Via CBOM Finance PLC
7.70%, 02/01/18[b]	200	196,064
Gazprombank OAO Via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b,c]	200	175,500
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	400	362,755
6.50%, 07/21/16[b]	200	200,000
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[b]	200	196,512
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 05/30/23[b]	200	179,100
8.63%, 06/22/20[b]	250	271,560

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.45%, 02/19/18[b]	$400	$377,000
Sibur Securities Ltd.
3.91%, 01/31/18[b]	500	455,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	400	402,592

		4,106,308
ISLE OF MAN — 0.36%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	300	289,154
5.38%, 04/15/20	300	301,930

		591,084
KAZAKHSTAN — 2.44%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	300	308,358
7.25%, 01/28/21[b]	200	204,300
Kazkommertsbank JSC
5.50%, 12/21/22[b]	300	226,272
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	600	678,300
KazMunayGas National Co. JSC
4.88%, 05/07/25[b]	800	755,600
6.00%, 11/07/44[b]	800	732,000
6.38%, 04/09/21[b]	1,000	1,058,250

		3,963,080
LUXEMBOURG — 6.07%
ALROSA Finance SA
7.75%, 11/03/20[b]	400	413,000
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	400	408,000
CSN Resources SA
6.50%, 07/21/20[b]	500	460,000
Evraz Group SA
6.50%, 04/22/20[b]	600	540,000
7.40%, 04/24/17[b]	200	196,000
9.50%, 04/24/18[b]	300	306,750
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	200	197,000
6.00%, 03/15/25 (Call 03/15/20)[b]	200	202,500
6.63%, 10/15/21 (Call 10/15/17)[b]	400	425,500

Security	Principal (000s)	Value
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	$400	$399,000
Petrobras International Finance Co. SA
5.88%, 03/01/18	1,140	1,165,536
6.75%, 01/27/41	1,650	1,522,026
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	400	416,000
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	800	749,000
6.30%, 05/15/17[b]	400	394,492
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	800	664,000
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	187,780
6.70%, 10/25/17[b]	200	205,250
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[b]	200	170,200
7.75%, 01/27/18[b]	300	285,600
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	600	549,948

		9,857,582
MEXICO — 2.11%
Axtel SAB de CV CPO
9.00%, 01/31/20 (Call 01/31/16)[b,d]	200	191,500
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,c]	600	636,750
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	400	452,000
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	600	601,320
5.88%, 03/25/19 (Call 03/25/16)[b]	200	206,400
6.50%, 12/10/19 (Call 12/10/17)[b]	400	429,000
7.25%, 01/15/21 (Call 01/15/18)[b]	300	324,750
9.50%, 06/15/18 (Call 06/15/16)[b]	200	222,000
Empresas ICA SAB de CV
8.88%, 05/29/24 (Call 05/29/19)[b]	200	174,500
8.90%, 02/04/21 (Call 02/04/16)[b]	200	184,440

		3,422,660

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
NETHERLANDS — 4.22%
Majapahit Holding BV
7.75%, 10/17/16[b]	$300	$324,750
7.75%, 01/20/20[b]	500	586,960
7.88%, 06/29/37[b]	200	255,250
8.00%, 08/07/19[b]	200	234,260
Marfrig Holding Europe BV
6.88%, 06/24/19 (Call 06/24/17)[b]	400	356,000
8.38%, 05/09/18[b]	200	194,460
Metinvest BV
8.75%, 02/14/18[b]	300	177,000
Myriad International Holdings BV
6.00%, 07/18/20[b]	400	442,000
Petrobras Global Finance BV
4.38%, 05/20/23	1,000	889,330
6.25%, 03/17/24	1,800	1,788,480
6.88%, 01/20/40	200	188,162
7.25%, 03/17/44	100	98,225
VimpelCom Holdings BV
5.95%, 02/13/23[b]	500	455,000
7.50%, 03/01/22[b]	250	247,500
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	600	620,820

		6,858,197
RUSSIA — 0.12%
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[b]	200	200,150

		200,150
SINGAPORE — 0.61%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	203,700
5.95%, 07/31/24[b]	400	414,423
Flextronics International Ltd.
5.00%, 02/15/23	350	372,750

		990,873
SOUTH AFRICA — 1.17%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	800	796,800
6.75%, 08/06/23[b]	600	621,048
7.13%, 02/11/25[b]	200	208,540
Myriad International Holdings BV
6.38%, 07/28/17[b]	250	269,688

		1,896,076

Security	Principal (000s)	Value
SOUTH KOREA — 0.33%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	$500	$533,370

		533,370
SRI LANKA — 0.38%
Bank of Ceylon
5.33%, 04/16/18[b]	200	199,000
6.88%, 05/03/17[b]	200	205,500
National Savings Bank
8.88%, 09/18/18[b]	200	217,000

		621,500
THAILAND — 0.13%
Krung Thai Bank PCL/Cayman Islands
5.20%, 12/26/24 (Call 12/26/19)[b,c]	200	208,273

		208,273
TURKEY — 0.79%
Finansbank AS/Turkey
6.25%, 04/30/19[b]	200	203,512
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	300	297,375
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	200	197,080
6.88%, 02/03/25 (Call 02/03/20)[b,c]	200	198,000
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	400	385,400

		1,281,367
UNITED KINGDOM — 0.91%
Vedanta Resources PLC
6.00%, 01/31/19[b]	400	377,000
6.75%, 06/07/16[b]	200	204,740
7.13%, 05/31/23[b]	200	184,500
8.25%, 06/07/21[b]	400	398,000
9.50%, 07/18/18[b]	300	311,250

		1,475,490
UNITED STATES — 1.28%
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	400	410,240
9.38%, 10/12/22 (Call 10/12/17)[b]	500	569,250

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[b]	$200	$204,000
7.25%, 06/01/21 (Call 06/01/15)[b]	450	474,750
8.25%, 02/01/20 (Call 06/01/15)[b]	400	425,000

		2,083,240
VENEZUELA — 3.87%
Petroleos de Venezuela SA
Series 2016
5.13%, 10/28/16	375	275,625
5.25%, 04/12/17[b]	1,025	599,523
5.38%, 04/12/27[b]	1,320	537,768
5.50%, 04/12/37[b]	320	129,600
6.00%, 05/16/24[b]	1,875	792,188
6.00%, 11/15/26[b]	1,575	653,625
8.50%, 11/02/17[b]	2,271	1,756,618
9.00%, 11/17/21[b]	885	431,349
9.75%, 05/17/35[b]	1,000	487,900
12.75%, 02/17/22[b]	1,050	616,875

		6,281,071

TOTAL CORPORATE BONDS & NOTES
(Cost: $76,440,702)		73,152,631

FOREIGN GOVERNMENT OBLIGATIONS[a] — 52.95%

ARGENTINA — 2.10%
Argentine Republic Government International Bond
2.50%, 12/31/38	1,914	1,105,335
8.28%, 12/31/33	1,437	1,462,238
8.28%, 12/31/33	498	494,737
8.75%, 06/02/17	362	352,950

		3,415,260
BELARUS — 0.17%
Republic of Belarus
8.95%, 01/26/18[b]	300	273,600

		273,600
COSTA RICA — 0.84%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	400	380,000
4.38%, 04/30/25[b]	200	186,000
5.63%, 04/30/43[b]	200	176,000

Security	Principal (000s)	Value
7.00%, 04/04/44[b]	$400	$411,000
7.16%, 03/12/45[b]	200	207,500

		1,360,500
CROATIA — 2.24%
Croatia Government International Bond
5.50%, 04/04/23[b]	600	636,930
6.00%, 01/26/24[b]	800	875,360
6.25%, 04/27/17[b]	700	742,084
6.38%, 03/24/21[b]	400	441,000
6.63%, 07/14/20[b]	200	222,688
6.75%, 11/05/19[b]	650	724,282

		3,642,344
DOMINICAN REPUBLIC — 1.74%
Dominican Republic International Bond
5.50%, 01/27/25[b]	200	206,500
5.88%, 04/18/24[b]	500	530,000
6.60%, 01/28/24[b]	200	219,000
6.85%, 01/27/45[b]	500	522,500
7.45%, 04/30/44[b]	600	675,000
7.50%, 05/06/21[b]	600	675,000

		2,828,000
ECUADOR — 0.48%
Ecuador Government International Bond
7.95%, 06/20/24[b]	800	780,000

		780,000
EGYPT — 0.39%
Egypt Government International Bond
5.75%, 04/29/20[b]	400	425,840
6.88%, 04/30/40[b]	200	207,500

		633,340
EL SALVADOR — 1.12%
El Salvador Government International Bond
5.88%, 01/30/25[b]	300	298,125
6.38%, 01/18/27[b]	300	305,250
7.63%, 02/01/41[b]	300	311,250
7.65%, 06/15/35[b]	300	315,750
7.75%, 01/24/23[b]	320	359,200
8.25%, 04/10/32[b]	200	230,000

		1,819,575

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
GUATEMALA — 0.33%
Guatemala Government Bond
4.88%, 02/13/28[b]	$300	$309,375
5.75%, 06/06/22[b]	200	220,000

		529,375
HUNGARY — 3.95%
Hungary Government International Bond
4.00%, 03/25/19	500	521,875
4.13%, 02/19/18	510	532,313
5.38%, 02/21/23	760	850,417
5.38%, 03/25/24	600	674,160
5.75%, 11/22/23	800	919,400
6.25%, 01/29/20	600	686,109
6.38%, 03/29/21	1,200	1,397,256
7.63%, 03/29/41	432	621,000
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[b]	200	203,500

		6,406,030
INDONESIA — 7.79%
Indonesia Government International Bond
3.38%, 04/15/23[b]	570	557,887
3.75%, 04/25/22[b]	600	611,250
4.13%, 01/15/25[b]	400	407,500
4.63%, 04/15/43[b]	400	388,000
4.88%, 05/05/21[b]	1,100	1,199,000
5.13%, 01/15/45[b]	600	616,500
5.25%, 01/17/42[b]	800	830,000
5.38%, 10/17/23[b]	400	446,500
5.88%, 03/13/20[b]	800	906,000
5.88%, 01/15/24[b]	600	689,250
6.63%, 02/17/37[b]	600	728,250
6.75%, 01/15/44[b]	800	1,012,000
6.88%, 03/09/17[b]	400	438,500
6.88%, 01/17/18[b]	1,000	1,129,250
7.75%, 01/17/38[b]	800	1,091,000
8.50%, 10/12/35[b]	650	939,250
11.63%, 03/04/19[b]	500	666,250

		12,656,387

Security	Principal (000s)	Value
JAMAICA — 0.48%
Jamaica Government International Bond
7.63%, 07/09/25	$200	$223,000
8.00%, 06/24/19	300	332,060
8.00%, 03/15/39	200	217,000

		772,060
LEBANON — 2.61%
Lebanese Republic
6.65%, 02/26/30[b]	700	722,750
Lebanon Government International Bond
4.75%, 11/02/16[b]	300	301,230
5.15%, 11/12/18[b]	450	452,250
6.00%, 05/20/19[b]	300	307,875
6.15%, 06/19/20	400	412,580
6.38%, 03/09/20	600	627,450
8.25%, 04/12/21[b]	700	795,088
9.00%, 03/20/17	570	616,113

		4,235,336
MOROCCO — 0.51%
Morocco Government International Bond
4.25%, 12/11/22[b]	600	615,150
5.50%, 12/11/42[b]	200	214,460

		829,610
NIGERIA — 0.39%
Nigeria Government International Bond
5.13%, 07/12/18[b]	200	204,928
6.38%, 07/12/23[b]	200	210,400
6.75%, 01/28/21[b]	200	214,000

		629,328
PAKISTAN — 0.69%
Pakistan Government International Bond
6.88%, 06/01/17[b]	200	208,500
7.25%, 04/15/19[b]	400	421,766
8.25%, 04/15/24[b]	450	490,500

		1,120,766

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal (000s)	Value
RUSSIA – 8.83%
Russian Foreign Bond – Eurobond
3.25%, 04/04/17[b]	$1,200	$1,219,740
3.50%, 01/16/19[b]	400	391,800
4.50%, 04/04/22[b]	400	388,928
4.88%, 09/16/23[b]	1,200	1,176,000
5.00%, 04/29/20[b]	1,400	1,424,500
5.63%, 04/04/42[b]	1,200	1,157,712
5.88%, 09/16/43[b]	800	787,400
7.50%, 03/31/30[b,d]	4,813	5,629,326
11.00%, 07/24/18[b]	1,000	1,221,170
12.75%, 06/24/28[b]	600	948,000

		14,344,576
SERBIA — 1.25%
Republic of Serbia
4.88%, 02/25/20[b]	600	615,000
5.25%, 11/21/17[b]	400	413,164
5.88%, 12/03/18[b]	300	316,590
7.25%, 09/28/21[b]	600	691,074

		2,035,828
SRI LANKA — 1.11%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	400	406,800
6.00%, 01/14/19[b]	400	413,000
6.25%, 10/04/20[b]	650	672,750
6.25%, 07/27/21[b]	299	309,465

		1,802,015
TURKEY — 11.06%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	201,504
5.38%, 11/04/16[b]	200	207,556
Turkey Government International Bond
3.25%, 03/23/23	554	521,231
4.88%, 04/16/43	800	772,000
5.13%, 03/25/22	442	467,968
5.63%, 03/30/21	850	927,265
5.75%, 03/22/24	1,000	1,102,040
5.88%, 04/24/19[b]	200	211,350
6.00%, 01/14/41	1,200	1,332,600
6.25%, 09/26/22	1,000	1,130,000
6.63%, 02/17/45	600	726,000

Security	Principal (000s)	Value
6.75%, 04/03/18	$850	$939,250
6.75%, 05/30/40	875	1,060,937
6.88%, 03/17/36	820	998,186
7.00%, 09/26/16	500	537,500
7.00%, 03/11/19	800	904,240
7.00%, 06/05/20	950	1,094,305
7.25%, 03/05/38	410	522,545
7.38%, 02/05/25	1,320	1,621,950
7.50%, 07/14/17	600	663,120
7.50%, 11/07/19	250	290,725
8.00%, 02/14/34	563	758,755
11.88%, 01/15/30	554	964,461

		17,955,488
UKRAINE — 0.99%
Ukraine Government International Bond
6.25%, 06/17/16[b]	600	273,864
6.58%, 11/21/16[b]	400	185,000
6.75%, 11/14/17[b]	300	139,500
7.50%, 04/17/23[b]	400	189,360
7.75%, 09/23/20[b]	500	227,500
7.80%, 11/28/22[b]	800	364,416
7.95%, 02/23/21[b]	500	228,830

		1,608,470
UNITED KINGDOM — 0.08%
Ukreximbank Via Biz Finance PLC
8.75%, 01/22/18[b]	200	132,776

		132,776
VENEZUELA — 3.30%
Venezuela Government International Bond
6.00%, 12/09/20[b]	605	257,125
7.00%, 12/01/18[b]	200	99,000
7.00%, 03/31/38[b]	650	264,875
7.65%, 04/21/25	608	259,920
7.75%, 10/13/19[b]	1,050	485,625
8.25%, 10/13/24[b]	700	306,250
9.00%, 05/07/23[b]	795	361,725
9.25%, 09/15/27	1,370	671,300
9.25%, 05/07/28[b]	825	365,062
9.38%, 01/13/34	410	185,525
11.75%, 10/21/26[b]	1,150	583,625
11.95%, 08/05/31[b]	1,395	704,475

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2015

Security	Principal or Shares (000s)	Value
12.75%, 08/23/22[b]	$1,050	$574,875
13.63%, 08/15/18	300	230,700

		5,350,082
VIETNAM — 0.50%
Vietnam Government International Bond
4.80%, 11/19/24[b]	400	417,000
6.75%, 01/29/20[b]	350	395,062

		812,062

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $89,903,028)		85,972,808

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	472	471,724

		471,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $471,724)		471,724

TOTAL INVESTMENTS IN SECURITIES — 98.29%
(Cost: $166,815,454)		159,597,163
Other Assets, Less Liabilities — 1.71%		2,783,187

NET ASSETS — 100.00%		$162,380,350

CPO — Certificates of Participation (Ordinary)

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Issuer is in default of interest payments.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 95.77%

BRAZIL — 12.80%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/15	BRL	3,674	$1,200,331
0.00%, 01/01/16	BRL	36,733	11,237,377
0.00%, 04/01/16	BRL	17,800	5,278,057
0.00%, 07/01/16	BRL	30,279	8,695,669
0.00%, 10/01/16	BRL	19,000	5,283,987
0.00%, 01/01/17	BRL	48,218	13,012,910
0.00%, 07/01/17	BRL	3,786	961,640
0.00%, 01/01/18	BRL	19,600	4,701,334
0.00%, 01/01/19	BRL	13,453	2,869,308
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/18	BRL	28,054	8,743,965
10.00%, 01/01/19	BRL	2,138	655,823
10.00%, 01/01/21	BRL	15,516	4,623,728
10.00%, 01/01/23	BRL	20,882	6,078,803
10.00%, 01/01/25	BRL	20,850	5,937,572
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	169,220
10.25%, 01/10/28	BRL	1,420	527,934
12.50%, 01/05/16	BRL	1,400	469,149
12.50%, 01/05/22	BRL	1,633	652,046

			81,098,853
CHILE — 0.13%
Bonos del Banco Central de Chile en Pesos
6.00%, 02/01/21	CLP	35,000	62,743
Chile Government International Bond
5.50%, 08/05/20	CLP	416,000	728,575

			791,318
COLOMBIA — 4.26%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	232,327
9.85%, 06/28/27	COP	2,998,000	1,637,896
Colombian TES
6.00%, 04/28/28	COP	3,545,000	1,317,273
7.00%, 09/11/19	COP	5,590,000	2,460,881

Security	Principal (000s)		Value
7.00%, 05/04/22	COP	4,322,000	$1,862,625
7.25%, 06/15/16	COP	2,617,000	1,118,931
7.50%, 08/26/26	COP	7,725,800	3,333,255
7.75%, 09/18/30	COP	2,050,000	876,739
8.00%, 10/28/15	COP	16,026,000	6,780,942
10.00%, 07/24/24	COP	7,616,000	3,873,606
11.00%, 07/24/20	COP	2,443,000	1,254,210
11.25%, 10/24/18	COP	4,568,000	2,249,307

			26,997,992
CZECH REPUBLIC — 3.02%
Czech Republic Government Bond
0.85%, 03/17/18	CZK	35,030	1,463,414
1.50%, 10/29/19	CZK	13,470	584,349
3.75%, 09/12/20	CZK	41,490	2,020,248
3.85%, 09/29/21	CZK	38,940	1,953,272
4.00%, 04/11/17	CZK	42,590	1,872,327
4.20%, 12/04/36	CZK	50,460	3,079,530
4.60%, 08/18/18	CZK	66,550	3,123,356
4.70%, 09/12/22	CZK	22,760	1,227,431
5.70%, 05/25/24	CZK	37,010	2,230,868
6.95%, 01/26/16	CZK	37,290	1,599,417

			19,154,212
HUNGARY — 2.68%
Hungary Government Bond
4.00%, 04/25/18	HUF	284,340	1,101,638
5.50%, 02/12/16	HUF	763,480	2,904,027
5.50%, 12/20/18	HUF	211,430	863,658
5.50%, 06/24/25	HUF	299,780	1,289,808
6.00%, 11/24/23	HUF	441,220	1,941,404
6.50%, 06/24/19	HUF	701,550	2,966,187
6.75%, 11/24/17	HUF	222,000	919,838
7.00%, 06/24/22	HUF	701,800	3,183,164
7.50%, 11/12/20	HUF	396,400	1,794,514

			16,964,238
INDONESIA — 4.34%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	7,531,000	509,813
6.63%, 05/15/33	IDR	22,700,000	1,510,415
7.00%, 05/15/22	IDR	34,205,000	2,539,812
7.88%, 04/15/19	IDR	41,369,000	3,220,160
8.25%, 06/15/32	IDR	45,384,000	3,562,447
8.38%, 03/15/24	IDR	13,138,000	1,056,614

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
8.38%, 09/15/26	IDR	6,000,000	$479,074
8.38%, 03/15/34	IDR	5,000,000	398,264
9.50%, 06/15/15	IDR	3,791,000	293,190
9.50%, 07/15/31	IDR	74,295,000	6,462,361
10.00%, 07/15/17	IDR	21,137,000	1,711,392
10.00%, 09/15/24	IDR	17,060,000	1,506,939
10.00%, 02/15/28	IDR	6,552,000	583,046
10.50%, 07/15/38	IDR	4,860,000	459,001
11.00%, 11/15/20	IDR	15,732,000	1,393,883
11.00%, 09/15/25	IDR	19,220,000	1,814,131

			27,500,542
ISRAEL — 4.46%
Israel Government Bond – Fixed
2.25%, 05/31/19	ILS	4,169	1,152,671
4.00%, 01/31/18	ILS	11,175	3,186,766
4.25%, 03/31/23	ILS	16,251	5,119,458
5.00%, 01/31/20	ILS	6,909	2,145,175
5.50%, 02/28/17	ILS	8,658	2,461,871
5.50%, 01/31/22	ILS	3,150	1,047,477
5.50%, 01/31/42	ILS	5,562	2,246,275
6.00%, 02/28/19	ILS	23,891	7,474,015
6.25%, 10/30/26	ILS	3,650	1,385,103
Israel Government Bond – Shahar
6.50%, 01/31/16	ILS	7,620	2,068,339

			28,287,150
MALAYSIA — 4.50%
Malaysia Government Bond
3.49%, 03/31/20	MYR	6,899	1,923,100
3.50%, 05/31/27	MYR	3,546	943,217
3.73%, 06/15/28	MYR	1,800	489,697
3.84%, 08/12/15	MYR	32,809	9,232,396
4.01%, 09/15/17	MYR	7,348	2,096,516
4.05%, 09/30/21	MYR	3,374	961,839
4.13%, 04/15/32	MYR	7,400	2,077,423
4.39%, 04/15/26	MYR	8,565	2,489,658
4.50%, 04/15/30	MYR	3,300	973,285
5.73%, 07/30/19	MYR	17,350	5,274,468
Malaysia Government Investment Issue
4.17%, 04/30/21	MYR	7,098	2,027,599

			28,489,198

Security	Principal (000s)		Value
MEXICO — 8.94%
Mexican Bonos
5.00%, 06/15/17	MXN	23,466	$1,555,134
6.25%, 06/16/16	MXN	38,193	2,556,644
6.50%, 06/10/21	MXN	89,936	6,114,350
7.25%, 12/15/16	MXN	99,770	6,838,107
7.50%, 06/03/27	MXN	75,449	5,461,999
7.75%, 12/14/17	MXN	48,350	3,399,967
7.75%, 05/29/31	MXN	27,758	2,063,368
7.75%, 11/13/42	MXN	37,092	2,785,368
8.00%, 12/17/15	MXN	35,000	2,347,793
8.00%, 06/11/20	MXN	10,320	751,005
8.00%, 12/07/23	MXN	69,446	5,156,559
8.50%, 12/13/18	MXN	76,843	5,584,142
8.50%, 11/18/38	MXN	27,030	2,178,440
10.00%, 12/05/24	MXN	83,277	7,021,347
10.00%, 11/20/36	MXN	30,767	2,836,433

			56,650,656
NIGERIA — 1.07%
Nigeria Government Bond
10.00%, 07/23/30	NGN	233,200	805,067
13.05%, 08/16/16	NGN	288,600	1,432,123
14.20%, 03/14/24	NGN	261,720	1,323,580
15.10%, 04/27/17	NGN	270,926	1,385,262
16.39%, 01/27/22	NGN	334,287	1,847,818

			6,793,850
PERU — 1.02%
Peru Government Bond
5.70%, 08/12/24	PEN	1,895	598,194
6.85%, 02/12/42	PEN	2,410	768,745
6.90%, 08/12/37	PEN	781	254,028
6.95%, 08/12/31	PEN	3,112	1,030,358
8.20%, 08/12/26	PEN	10,172	3,803,091

			6,454,416
PHILIPPINES — 4.28%
Philippine Government Bond
2.88%, 05/22/17	PHP	63,740	1,437,578
3.88%, 11/22/19	PHP	25,000	572,535
4.00%, 12/06/22	PHP	44,000	975,747
4.13%, 08/20/24	PHP	50,000	1,159,477
5.00%, 08/18/18	PHP	116,380	2,767,377
6.38%, 01/19/22	PHP	77,798	1,988,575
7.00%, 01/27/16	PHP	151,096	3,504,593

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
7.00%, 03/31/17	PHP	23,140	$553,993
8.00%, 07/19/31	PHP	38,500	1,236,556
8.13%, 12/16/35	PHP	224,015	7,111,072
8.50%, 11/29/32	PHP	39,730	1,263,419
Philippine Government International Bond
4.95%, 01/15/21	PHP	126,000	3,036,111
6.25%, 01/14/36	PHP	57,000	1,500,842

			27,107,875
POLAND — 4.31%
Poland Government Bond
0.00%, 07/25/15	PLN	2,225	614,401
0.00%, 01/25/16	PLN	12,591	3,449,259
3.25%, 07/25/19	PLN	7,334	2,122,107
3.25%, 07/25/25	PLN	4,753	1,386,352
3.75%, 04/25/18	PLN	15,000	4,376,021
4.00%, 10/25/23	PLN	7,500	2,303,136
4.75%, 10/25/16	PLN	10,657	3,084,391
5.00%, 04/25/16	PLN	5,774	1,651,520
5.25%, 10/25/20	PLN	7,244	2,310,931
5.50%, 10/25/19	PLN	3,477	1,100,008
5.75%, 09/23/22	PLN	14,580	4,927,734

			27,325,860
ROMANIA — 1.91%
Romania Government Bond
4.75%, 06/24/19	RON	4,700	1,305,346
5.60%, 11/28/18	RON	3,680	1,045,014
5.75%, 01/27/16	RON	4,040	1,056,337
5.85%, 04/26/23	RON	9,570	2,880,092
5.90%, 07/26/17	RON	4,960	1,370,095
6.75%, 06/11/17	RON	10,400	2,906,602
Romanian Government International Bond
4.75%, 08/29/16	RON	5,820	1,538,008

			12,101,494
RUSSIA — 3.80%
Russian Federal Bond – OFZ
6.00%, 05/11/16	RUB	66,278	1,230,115
6.20%, 01/31/18	RUB	76,303	1,317,083
6.70%, 05/15/19	RUB	43,201	725,604
6.80%, 12/11/19	RUB	37,138	619,091
6.88%, 07/15/15	RUB	252,461	4,869,168
7.00%, 01/25/23	RUB	127,000	2,006,313

Security	Principal (000s)		Value
7.05%, 01/19/28	RUB	60,500	$897,245
7.40%, 04/19/17	RUB	69,540	1,273,808
7.40%, 06/14/17	RUB	102,560	1,873,686
7.50%, 03/15/18	RUB	55,773	995,683
7.50%, 02/27/19	RUB	84,000	1,461,340
7.60%, 04/14/21	RUB	190,974	3,224,258
8.15%, 02/03/27	RUB	201,635	3,341,715
Russian Foreign Bond – Eurobond
7.85%, 03/10/18[a]	RUB	15,000	268,949

			24,104,058
SOUTH AFRICA — 4.36%
South Africa Government Bond
6.25%, 03/31/36	ZAR	62,209	4,050,610
6.50%, 02/28/41	ZAR	49,808	3,273,998
6.75%, 03/31/21	ZAR	45,260	3,642,408
7.25%, 01/15/20	ZAR	16,428	1,363,716
8.00%, 01/31/30	ZAR	25,760	2,083,440
8.25%, 09/15/17	ZAR	52,607	4,518,097
8.50%, 01/31/37	ZAR	14,680	1,216,426
8.75%, 02/28/48	ZAR	29,300	2,483,215
10.50%, 12/21/26	ZAR	47,274	4,706,385
13.50%, 09/15/15	ZAR	567	48,609
13.50%, 09/15/16	ZAR	2,667	243,079

			27,629,983
SOUTH KOREA — 21.10%
Korea Monetary Stabilization Bond
2.76%, 06/02/15	KRW	5,606,980	5,234,471
2.80%, 08/02/15	KRW	2,577,000	2,410,120
2.90%, 12/02/15	KRW	11,822,000	11,101,211
Korea Treasury Bond
2.75%, 09/10/17	KRW	16,615,260	15,830,065
3.00%, 12/10/42	KRW	5,425,970	5,361,132
3.13%, 03/10/19	KRW	6,500,000	6,324,706
3.50%, 03/10/17	KRW	8,612,000	8,282,703
3.50%, 03/10/24	KRW	3,862,430	3,920,655
3.75%, 06/10/22	KRW	3,000,000	3,077,015
3.75%, 12/10/33	KRW	3,325,410	3,613,002
4.00%, 03/10/16	KRW	7,159,600	6,806,629
4.00%, 12/10/31	KRW	9,510,250	10,520,093
4.25%, 06/10/21	KRW	2,815,000	2,937,841

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2015

Security	Principal (000s)		Value
4.75%, 12/10/30	KRW	4,743,000	$5,636,516
5.00%, 09/10/16	KRW	5,514,000	5,364,114
5.00%, 06/10/20	KRW	8,100,000	8,619,700
5.25%, 09/10/15	KRW	7,890,260	7,450,628
5.25%, 03/10/27	KRW	5,000,000	5,970,849
5.50%, 09/10/17	KRW	4,274,600	4,323,846
5.50%, 12/10/29	KRW	3,299,290	4,164,646
5.75%, 09/10/18	KRW	6,400,000	6,710,388

			133,660,330
THAILAND — 4.38%
Thailand Government Bond
3.13%, 12/11/15	THB	190,870	5,843,986
3.58%, 12/17/27	THB	162,108	5,353,818
3.63%, 05/22/15	THB	30,122	914,625
3.65%, 12/17/21	THB	30,650	1,007,838
3.78%, 06/25/32	THB	61,242	1,961,992
3.80%, 06/14/41	THB	30,000	957,516
3.85%, 12/12/25	THB	52,479	1,790,733
3.88%, 06/13/19	THB	37,770	1,233,354
4.13%, 11/18/16	THB	26,230	826,032
4.85%, 06/17/61	THB	14,000	504,803
4.88%, 06/22/29	THB	49,500	1,862,215
5.67%, 03/13/28	THB	99,420	3,938,648
6.15%, 07/07/26	THB	37,899	1,551,071

			27,746,631
TURKEY — 4.41%
Turkey Government Bond
0.00%, 07/15/15	TRY	1,198	438,788
6.30%, 02/14/18	TRY	7,776	2,680,026
8.30%, 10/07/15	TRY	3,200	1,187,223
8.50%, 07/10/19	TRY	12,410	4,495,184
8.50%, 09/14/22	TRY	10,372	3,736,696
8.80%, 09/27/23	TRY	6,874	2,507,906
9.00%, 01/27/16	TRY	20,010	7,416,410
9.00%, 07/24/24	TRY	4,123	1,533,516
10.50%, 01/15/20	TRY	10,095	3,969,848

			27,965,597

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $659,264,056)			606,824,253

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	57	$57,188

		57,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,188)		57,188

TOTAL INVESTMENTS IN SECURITIES — 95.78%
(Cost: $659,321,244)		606,881,441
Other Assets, Less Liabilities — 4.22%		26,750,100

NET ASSETS — 100.00%		$633,631,541

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peru Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 97.39%

AUSTRALIA — 0.37%
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[a,b]	EUR	850	$925,084

			925,084
AUSTRIA — 1.03%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
8.13%, 10/30/23[a]	EUR	300	412,642
Raiffeisen Bank International AG
4.50%, 02/21/25 (Call 02/21/20)[a,b]	EUR	400	373,143
6.00%, 10/16/23[a]	EUR	500	530,861
6.63%, 05/18/21	EUR	400	452,702
Raiffeisenlandesbank Niederoesterreich- Wien AG
5.88%, 11/27/23[a]	EUR	200	191,614
Sappi Papier Holding GmbH
3.38%, 04/01/22 (Call 04/01/18)[a]	EUR	225	246,136
Wienerberger AG
4.00%, 04/17/20	EUR	300	367,070

			2,574,168
BELGIUM — 0.35%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	200	272,742
6.00%, 07/13/17	EUR	300	373,311
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	200	241,479

			887,532
CANADA — 4.02%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[c]	CAD	250	221,362
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 06/01/15)[d]	CAD	63	5,721
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 06/01/15)[c]	CAD	250	186,275
7.50%, 11/19/17 (Call 06/01/15)[a]	CAD	250	185,759

Security	Principal (000s)		Value
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	$81,527
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	250	208,462
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	600	729,478
Brookfield Office Properties Inc.
4.00%, 04/16/18	CAD	100	84,727
4.30%, 01/17/17	CAD	100	84,727
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	250	207,430
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[c]	CAD	200	165,944
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	130	84,788
Corus Entertainment Inc.
4.25%, 02/11/20[a]	CAD	500	406,605
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	150	123,220
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	125	102,941
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[c]	CAD	150	123,839
GFL Environmental Inc.
7.50%, 06/18/18 (Call 06/18/15)[a]	CAD	199	163,472
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[c]	CAD	125	103,973
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	250	210,010
7.00%, 07/15/20 (Call 07/15/16)[c]	CAD	100	87,926

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[c]	CAD	425	$365,790
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	250	214,654
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[c]	CAD	200	164,706
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	50	43,189
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 09/24/16)[a]	CAD	100	72,652
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 06/01/15)	CAD	100	62,745
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	400	339,319
8.25%, 12/13/17 (Call 06/01/15)	CAD	300	254,489
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	250	206,398
6.00%, 11/21/22 (Call 11/21/17)	CAD	150	128,173
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 06/01/15)[a]	CAD	200	151,909
8.75%, 07/23/19 (Call 07/23/16)	CAD	100	73,891
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[c]	CAD	128	108,253
Precision Drilling Corp.
6.50%, 03/15/19 (Call 06/01/15)	CAD	150	125,077
Quebecor Media Inc.
6.63%, 01/15/23[c]	CAD	550	481,321
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	131,889

Security	Principal (000s)		Value
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[c]	CAD	100	$85,346
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[c]	CAD	50	42,518
6.00%, 04/19/22 (Call 04/19/17)	CAD	200	170,898
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[c]	CAD	200	168,008
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 06/01/15)[c,d]	CAD	50	1,858
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	200	171,723
Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[c]	CAD	125	93,911
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 12/13/15)[c]	CAD	250	200,206
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	1,300	1,471,282
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 06/01/15)	CAD	100	82,848
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	375	319,236
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	198,472
7.13%, 01/15/20 (Call 06/01/15)	CAD	200	171,103
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	82,559
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 06/01/15)[c]	CAD	374	323,162

			10,075,771

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
CAYMAN ISLANDS — 0.72%
Brakes Capital
7.13%, 12/15/18 (Call 12/15/15)[c]	GBP	100	$156,364
7.13%, 12/15/18 (Call 12/15/15)[a]	GBP	300	469,093
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	500	558,202
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	550	631,710

			1,815,369
DENMARK — 0.27%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[a,b]	EUR	600	670,985

			670,985
FINLAND — 0.79%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	400	534,450
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	550	678,385
5.50%, 03/07/19[a]	EUR	350	447,776
UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	200	331,487

			1,992,098
FRANCE — 12.47%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 10/15/15)[a]	EUR	300	328,399
Areva SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	700	767,594
3.25%, 09/04/20[a]	EUR	500	567,369
3.50%, 03/22/21	EUR	600	681,828
3.88%, 09/23/16	EUR	500	578,698
4.38%, 11/06/19	EUR	800	958,529
4.63%, 10/05/17	EUR	700	834,831
4.88%, 09/23/24	EUR	800	967,636
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[a]	EUR	300	363,491

Security	Principal (000s)		Value
Cerba European Lab SAS
7.00%, 02/01/20 (Call 02/01/16)[a]	EUR	350	$417,685
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	350	376,505
Ciments Francais SA
4.75%, 04/04/17 [a]	EUR	350	417,464
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[a]	EUR	200	238,677
8.88%, 04/15/19 (Call 06/01/15)[a]	EUR	200	233,074
Crown European Holdings SA
3.38%, 05/15/25	EUR	175	195,361
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	500	598,093
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	200	236,809
Europcar Groupe SA
9.38%, 04/15/18 (Call 06/01/15)[a]	EUR	300	352,973
11.50%, 05/15/17[a]	EUR	350	443,177
Faurecia
Series APR
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	150	168,746
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	200	224,110
9.38%, 12/15/16[a]	EUR	400	506,489
Financiere Gaillon 8 SAS
7.00%, 09/30/19 (Call 03/31/16)[a]	EUR	300	346,250
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[b]	EUR	650	832,148
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	300	329,021
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	400	474,553
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	300	360,537

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	400	$496,404
6.63%, 03/19/20[a,e]	EUR	750	987,905
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	200	242,556
Labco SA
8.50%, 01/15/18 (Call 06/01/15)[a]	EUR	475	558,209
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	250	294,144
Lafarge SA
4.75%, 03/23/20	EUR	450	589,339
4.75%, 09/30/20[a]	EUR	600	795,675
5.38%, 06/26/17[a]	EUR	450	552,188
5.88%, 07/09/19[a]	EUR	400	534,919
6.25%, 04/13/18[a]	EUR	400	504,239
6.63%, 11/29/18[a]	EUR	950	1,232,185
6.75%, 12/16/19[a]	EUR	600	808,025
8.88%, 11/24/16[a]	EUR	600	753,010
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	300	349,612
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	250	288,542
7.38%, 01/24/20 (Call 01/24/16)[a]	EUR	250	301,148
Nexans SA
4.25%, 03/19/18	EUR	200	239,798
5.75%, 05/02/17	EUR	300	363,899
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	350	386,800
Novalis SAS
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	225	251,098
Numericable-SFR SAS
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	850	997,710
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	1,100	1,301,939
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	200	232,514

Security	Principal (000s)		Value
Peugeot SA
5.00%, 10/28/16	EUR	550	$651,671
5.63%, 07/11/17	EUR	500	613,268
6.50%, 01/18/19[a]	EUR	600	784,538
7.38%, 03/06/18[a]	EUR	750	975,074
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	600	719,393
SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[a]	EUR	300	346,250
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	200	243,720
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	250	281,538
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	400	448,862
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[a]	EUR	300	352,553

			31,278,772
GERMANY — 8.39%
Bayerische Landbank
5.75%, 10/23/17	EUR	800	978,116
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	246,521
Commerzbank AG
6.38%, 03/22/19	EUR	1,100	1,433,478
7.75%, 03/16/21	EUR	1,200	1,697,361
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	450	504,458
6.50%, 07/07/16	EUR	100	119,792
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	400	489,680
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	250	303,697
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	200	240,078

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 10/15/16)[a]	EUR	200	$236,436
7.75%, 10/01/18 (Call 10/01/15)[a]	EUR	300	352,133
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 06/01/15)[a]	EUR	300	248,762
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 06/01/15)[a]	EUR	211	244,955
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	250	306,009
HP Pelzer Holding GmbH
7.50%, 07/15/21 (Call 07/15/17)[a]	EUR	250	302,198
KraussMaffei Group GmbH
8.75%, 12/15/20 (Call 12/15/15)[a]	EUR	180	219,852
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	400	538,536
Pfleiderer GmbH
7.88%, 08/01/19 (Call 08/01/16)[a]	EUR	250	289,942
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	100	114,436
Rheinmetall AG
5.25%, 09/22/17	EUR	400	489,843
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	200	239,820
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	300	369,781
Techem GmbH
6.13%, 10/01/19 (Call 10/01/15)[a]	EUR	400	475,113
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	675	753,724

Security	Principal (000s)		Value
2.50%, 02/25/25[a]	EUR	550	$613,534
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	1,000	1,182,715
4.00%, 08/27/18	EUR	1,350	1,632,175
4.38%, 02/28/17	EUR	1,100	1,304,703
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 04/30/16)[a]	EUR	300	351,292
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[a]	EUR	400	484,078
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[a]	EUR	250	295,545
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	300	334,064
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	800	921,092
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	270	322,607
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	540	651,992
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	360	437,687
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	360	437,687
Unitymedia KabelBW GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	600	653,841
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/15/16)[a]	EUR	200	241,759

			21,059,492
ICELAND — 0.04%
Arion Banki HF
3.13%, 03/12/18[a]	EUR	100	111,495

			111,495
IRELAND — 3.18%
Allied Irish Banks PLC
1.38%, 03/16/20[a]	EUR	400	444,993
2.75%, 04/16/19[a]	EUR	500	589,353
2.88%, 11/28/16[a]	EUR	350	403,684

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (Call 10/15/15)[a]	EUR	300	$359,310
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	1,000	1,144,362
Bank of Ireland
1.25%, 04/09/20[a]	EUR	600	666,239
2.00%, 05/08/17[a]	EUR	500	570,494
2.75%, 06/05/16	EUR	150	171,468
3.25%, 01/15/19[a]	EUR	550	660,015
4.25%, 06/11/24 (Call 06/11/19)[a,b]	EUR	650	752,029
10.00%, 12/19/22[a]	EUR	200	307,031
eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[a]	EUR	300	366,420
Smurfit Kappa Acquisitions
2.75%, 02/01/25[a]	EUR	250	287,841
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	500	596,693
4.13%, 01/30/20[a]	EUR	250	308,151
UT2 Funding PLC
5.32%, 06/30/16	EUR	300	342,888

			7,970,971
ITALY — 15.08%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	650	782,074
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	450	503,541
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	1,000	1,159,900
4.88%, 05/31/16	EUR	400	451,582
5.00%, 04/21/20[a]	EUR	400	460,546
5.60%, 09/09/20	EUR	400	472,872
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	350	426,028
7.13%, 03/01/21[a]	EUR	500	657,200

Security	Principal (000s)		Value
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	600	$666,279
3.50%, 01/20/17[a]	EUR	500	569,199
5.00%, 10/25/18[a]	EUR	200	238,712
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	700	798,033
3.50%, 03/14/19[a]	EUR	1,100	1,293,844
3.75%, 01/28/16[a]	EUR	500	570,864
6.00%, 11/05/20[a]	EUR	600	741,227
6.38%, 05/31/21[a]	EUR	300	379,715
Buzzi Unicem SpA
5.13%, 12/09/16[a]	EUR	200	237,698
6.25%, 09/28/18[a]	EUR	350	449,617
Cerved Group SpA
6.38%, 01/15/20 (Call 01/15/16)[a]	EUR	300	353,814
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	250	260,528
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[a,b]	EUR	800	969,276
6.50%, 01/10/74 (Call 01/10/19)[a,b]	EUR	1,150	1,440,047
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	350	401,972
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	500	551,150
3.93%, 09/15/26[a]	EUR	850	1,020,399
5.00%, 09/23/19[a]	EUR	900	1,133,578
5.15%, 07/16/20	EUR	800	1,028,811
6.63%, 05/08/18[a]	EUR	200	253,536
6.63%, 09/13/23[a]	EUR	1,250	1,763,045
IVS F SpA
7.13%, 04/01/20 (Call 04/01/16)[a]	EUR	200	235,315
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	300	313,911
Mediobanca SpA
5.00%, 11/15/20	EUR	650	814,376

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Series 0000
5.75%, 04/18/23	EUR	400	$528,028
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	200	236,167
Rhino Bondco SpA
7.25%, 11/15/20 (Call 11/01/16)[a]	EUR	200	239,798
Salini Costruttori SpA
6.13%, 08/01/18	EUR	300	376,453
Sisal Group SpA
7.25%, 09/30/17 (Call 05/11/15)[a]	EUR	200	223,550
Snai SpA
7.63%, 06/15/18 (Call 12/15/15)[a]	EUR	300	352,133
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[a]	EUR	365	432,518
Telecom Italia SpA
3.25%, 01/16/23[a]	EUR	800	949,599
4.00%, 01/21/20[a]	EUR	275	338,847
4.50%, 09/20/17[a]	EUR	400	485,091
4.50%, 01/25/21[a]	EUR	250	317,470
4.75%, 05/25/18[a]	EUR	500	617,306
4.88%, 09/25/20[a]	EUR	200	257,598
5.25%, 02/10/22[a]	EUR	350	468,543
5.38%, 01/29/19[a]	EUR	700	891,992
6.13%, 12/14/18	EUR	450	585,168
6.38%, 06/24/19	GBP	400	681,755
7.00%, 01/20/17[a]	EUR	400	495,745
8.25%, 03/21/16	EUR	150	179,194
UniCredit SpA
5.75%, 09/26/17	EUR	900	1,111,766
5.75%, 10/28/25 (Call 10/28/20)[a,b]	EUR	900	1,124,573
6.13%, 04/19/21	EUR	600	778,961
6.70%, 06/05/18	EUR	650	830,327
6.95%, 10/31/22[a]	EUR	1,250	1,710,193
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	850	935,990
4.38%, 03/05/21[a]	EUR	240	302,928

Security	Principal (000s)		Value
Veneto Banca SCPA
4.00%, 01/20/17[a]	EUR	450	$514,231
4.00%, 05/20/19[a]	EUR	300	346,381
4.25%, 01/18/16[a]	EUR	100	113,306

			37,824,300
JAPAN — 0.27%
SoftBank Corp.
4.63%, 04/15/20[a]	EUR	550	679,473

			679,473
JERSEY — 1.29%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[a]	GBP	600	935,881
9.50%, 07/31/43 (Call 01/31/16)[a]	GBP	600	1,016,560
Aston Martin Capital Ltd.
9.25%, 07/15/18	GBP	100	157,517
9.25%, 07/15/18 (Call 06/01/15)[a]	GBP	200	315,034
Avis Budget Finance PLC
6.00%, 03/01/21 (Call 03/01/16)[a]	EUR	400	476,551
Hastings Insurance Group Finance PLC
8.00%, 10/21/20 (Call 10/30/16)[c]	GBP	100	164,816
8.00%, 10/21/20 (Call 10/30/16)[a]	GBP	100	164,816

			3,231,175
LUXEMBOURG — 16.79%
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	152,115
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	500	588,935
6.50%, 01/15/22 (Call 12/15/16)[a]	EUR	250	302,184
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	200	259,127

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Altice SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	750	$842,513
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,750	2,029,596
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	448,890
3.00%, 03/25/19[a]	EUR	900	1,031,180
3.00%, 04/09/21[a]	EUR	200	224,354
3.13%, 01/14/22[a]	EUR	700	788,307
5.75%, 03/29/18[a]	EUR	400	497,166
5.88%, 11/17/17[a]	EUR	750	925,196
10.63%, 06/03/16	EUR	650	804,477
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	200	243,720
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 06/01/15)[a]	EUR	300	351,041
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 06/01/15)[a]	EUR	200	229,713
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 10/01/15)[a]	GBP	150	252,987
Cirsa Funding Luxembourg SA
5.88%, 05/15/23	EUR	325	358,261
8.75%, 05/15/18 (Call 06/01/15)[a]	EUR	600	689,138
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	400	486,443
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	800	914,817
2.88%, 09/27/21[a]	EUR	550	629,861
6.25%, 03/09/18[a]	EUR	1,100	1,374,601
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 06/01/15)[a]	EUR	150	174,806
10.88%, 12/15/18 (Call 06/01/15)[a]	EUR	250	296,946

Security	Principal (000s)		Value
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	450	$533,242
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	650	799,870
4.75%, 07/15/22[a]	EUR	1,000	1,241,832
6.38%, 04/01/16[a]	EUR	400	468,061
6.63%, 03/15/18[a]	EUR	800	1,001,773
6.75%, 10/14/19[a]	EUR	700	915,701
7.00%, 03/23/17[a]	EUR	700	856,853
7.38%, 07/09/18	EUR	300	386,037
7.75%, 10/17/16[a]	EUR	600	729,492
Findus Bondco SA
9.13%, 07/01/18 (Call 07/01/15)[a]	EUR	200	236,436
Finmeccanica SA
8.00%, 12/16/19	GBP	350	641,132
Finmeccanica SpA
4.50%, 01/19/21	EUR	750	941,495
FMC Finance VI SA
5.50%, 07/15/16[a]	EUR	300	354,693
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	268,414
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	250	324,959
6.50%, 09/15/18[a]	EUR	350	460,336
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	100	106,452
Galapagos SA/Luxembourg
5.38%, 06/15/21 (Call 06/15/17)[a]	EUR	150	170,385
Gategroup Finance Luxembourg SA
6.75%, 03/01/19 (Call 06/01/15)[a]	EUR	200	235,315
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[a]	EUR	350	409,841
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 06/01/15)[a]	EUR	200	216,826

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	350	$413,763
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	450	526,046
3.25%, 10/21/20[a]	EUR	350	431,412
3.25%, 10/21/21[a]	EUR	400	500,886
5.63%, 01/04/18	EUR	500	625,762
7.50%, 04/03/20[a]	EUR	600	863,944
8.00%, 01/31/17[a]	EUR	850	1,069,710
8.50%, 10/31/19[a]	EUR	450	660,027
9.50%, 12/15/18[a]	EUR	400	579,181
INEOS Group Holdings SA
5.75%, 02/15/19 (Call 02/15/16)[a]	EUR	550	630,940
6.50%, 08/15/18 (Call 06/01/15)[a]	EUR	350	405,919
Intralot Capital Luxembourg SA
6.00%, 05/15/21 (Call 05/15/17)[a]	EUR	250	249,322
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	250	284,340
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[a]	EUR	350	419,156
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	300	359,697
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	250	276,300
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 05/11/15)[a]	EUR	200	226,911
Picard Bondco SA
7.75%, 02/01/20 (Call 08/01/16)[a]	EUR	350	427,098
Servus Luxembourg Holding SCA
7.75%, 06/15/18 (Call 06/15/15)[a]	EUR	163	189,727

Security	Principal (000s)		Value
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	550	$659,444
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 04/15/16)[a]	EUR	300	161,359
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[a]	EUR	300	356,698
Telenet Finance Luxembourg SCA
6.38%, 11/15/20 (Call 11/15/15)[a]	EUR	500	589,758
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	350	425,039
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	200	249,360
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[a]	EUR	150	169,763
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[a]	EUR	2,200	2,499,106
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	1,400	1,676,623

			42,122,810
NETHERLANDS — 6.61%
Atradius Finance BV
5.25%, 09/23/44 (Call 09/23/24)[a,b]	EUR	250	279,801
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 06/15/15)[a]	EUR	300	357,448
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	250	270,333
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	236,100
2.88%, 07/15/20[a]	EUR	350	425,137

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
3.00%, 02/01/21[a]	EUR	450	$549,126
4.00%, 02/01/24[a]	EUR	350	462,356
4.25%, 04/15/19[a]	EUR	500	628,208
Frigoglass Finance BV
8.25%, 05/15/18 (Call 06/01/15)[a]	EUR	200	206,181
General Motors Financial International BV
0.85%, 02/23/18[a]	EUR	500	556,353
1.88%, 10/15/19[a]	EUR	450	514,988
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 06/01/15)[a]	EUR	200	232,021
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	350	402,507
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	700	674,571
Hema Bondco I BV
6.25%, 06/15/19 (Call 06/15/16)[a]	EUR	300	301,708
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	350	398,075
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	450	539,545
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	600	758,052
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	299,747
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	248,202
6.75%, 09/15/20[a]	EUR	500	670,929
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	200	234,643
3.63%, 07/30/21[a]	EUR	300	355,494
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	236,436

Security	Principal (000s)		Value
Refresco Gerber NV
7.38%, 05/15/18 (Call 06/01/15)[a]	EUR	350	$407,880
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	400	459,426
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	100	112,669
2.75%, 05/15/19 (Call 05/15/16)[a]	EUR	350	396,605
3.25%, 05/15/19 (Call 05/15/16)[a]	EUR	450	514,332
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	500	566,079
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	500	577,083
4.25%, 05/15/18 (Call 06/01/15)[a]	EUR	450	516,274
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	300	340,367
SNS BANK NV
6.25%, 10/26/20	EUR	50	—
Stork Technical Services Holdings BV
11.00%, 08/15/17 (Call 06/01/15)[a]	EUR	200	218,507
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	250	296,245
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	500	602,296
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	400	491,921
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	400	460,546
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	700	794,190

			16,592,381

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
NORWAY — 0.65%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	500	$607,898
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	200	247,642
Norske Skog AS
11.75%, 12/15/19 (Call 02/15/17)[a]	EUR	200	235,316
Norske Skog Holding AS
8.00%, 02/24/21 (Call 02/24/18)[a]	EUR	92	70,555
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	400	469,510

			1,630,921
PORTUGAL — 1.08%
Banco Comercial Portugues SA
3.38%, 02/27/17[a]	EUR	400	456,871
Novo Banco SA
2.63%, 05/08/17[a]	EUR	600	656,608
4.00%, 01/21/19[a]	EUR	700	784,461
4.75%, 01/15/18[a]	EUR	400	455,313
Portucel SA
5.38%, 05/15/20 (Call 05/15/16)[a]	EUR	300	359,696

			2,712,949
SPAIN — 4.44%
Abengoa Finance SAU
6.00%, 03/31/21[a]	EUR	500	523,857
7.00%, 04/15/20[a]	EUR	200	216,938
8.88%, 02/05/18[a]	EUR	450	529,485
Abengoa Greenfield SA
5.50%, 10/01/19[a]	EUR	250	256,340
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	300	354,626
Banco de Sabadell SA
2.50%, 12/05/16	EUR	600	692,231
6.25%, 04/26/20	EUR	350	452,982
Bankia SA
3.50%, 01/17/19[a]	EUR	900	1,088,818

Security	Principal (000s)		Value
4.00%, 05/22/24 (Call 05/22/19)[a,b]	EUR	900	$1,005,974
4.38%, 02/14/17	EUR	400	476,401
Bankinter SA
6.38%, 09/11/19	EUR	250	327,822
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	600	672,619
2.50%, 02/01/17	EUR	500	573,031
2.88%, 05/19/16	EUR	600	685,003
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[a,b]	EUR	600	723,877
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	400	456,064
Ence Energia y Celulosa SA
7.25%, 02/15/20 (Call 02/15/16)[a]	EUR	200	241,479
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[b]	EUR	650	782,984
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	184,891
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	350	374,054
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	200	216,826
7.63%, 03/15/20 (Call 03/15/16)[a]	EUR	250	297,296

			11,133,598

SWEDEN — 1.61%
Ovako AB
6.50%, 06/01/19 (Call 06/01/16)[a]	EUR	250	280,138
Perstorp Holding AB
9.00%, 05/15/17 (Call 06/01/15)[a]	EUR	200	236,279
SSAB AB
3.88%, 04/10/19[a]	EUR	350	402,011
Stena AB
6.13%, 02/01/17[a]	EUR	300	354,870

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Unilabs Subholding AB
8.50%, 07/15/18 (Call 07/15/15)[a]	EUR	350	$409,841
Verisure Holding AB
8.75%, 09/01/18 (Call 06/01/15)[a]	EUR	350	415,724
8.75%, 12/01/18 (Call 06/01/15)[a]	EUR	300	358,016
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[a,b]	EUR	850	979,899
4.85%, 03/10/78 (Call 03/10/23)[a,b]	EUR	500	591,762

			4,028,540
UNITED KINGDOM — 15.93%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[a]	EUR	200	220,188
Alpha Credit Group PLC
3.38%, 06/17/17[a]	EUR	400	303,748
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[a]	GBP	500	854,817
Bakkavor Finance 2 PLC
8.25%, 02/15/18 (Call 06/01/15)[c]	GBP	58	92,411
8.25%, 02/15/18 (Call 06/01/15)[a]	GBP	116	184,822
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	250	256,326
5.25%, 07/15/19 (Call 07/15/16)[a]	GBP	250	354,413
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	300	406,854
British Airways PLC
8.75%, 08/23/16	GBP	250	415,014
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	350	525,761
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	344	405,564

Security	Principal (000s)		Value
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 06/01/15)[a]	EUR	300	$336,165
Elli Finance UK PLC
8.75%, 06/15/19 (Call 06/15/15)[c]	GBP	200	311,192
8.75%, 06/15/19 (Call 06/15/15)[a]	GBP	100	155,596
Equiniti Newco 2 PLC
7.13%, 12/15/18 (Call 06/15/15)[a]	GBP	200	300,435
ERB Hellas PLC
4.25%, 06/26/18[a]	EUR	450	311,994
Gala Electric Casinos PLC
11.50%, 06/01/19 (Call 06/01/15)[a]	GBP	200	318,491
Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/15)[c]	GBP	90	144,531
8.88%, 09/01/18 (Call 06/01/15)[a]	GBP	180	289,063
House of Fraser Funding PLC
8.88%, 08/15/18 (Call 06/01/15)[a]	GBP	200	325,023
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	350	465,251
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[c]	GBP	200	325,791
International Game Technology PLC
1.00%, 02/02/18[a]	EUR	400	499,091
1.00%, 03/05/20[a]	EUR	400	469,038
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	500	567,278
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	750	852,178
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	250	283,101
Series APR
5.75%, 04/07/21[a]	EUR	125	140,769

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	400	$647,033
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[a]	GBP	400	608,553
5.00%, 02/15/22[a]	GBP	300	492,720
Jerrold Finco PLC
9.75%, 09/15/18	GBP	250	419,725
Kerling PLC
10.63%, 02/01/17 (Call 06/01/15)[a]	EUR	600	689,979
Keystone Financing PLC
9.50%, 10/15/19 (Call 10/15/16)[a]	GBP	200	325,791
Lowell Group Financing PLC
10.75%, 04/01/19 (Call 05/11/15)[a]	GBP	200	331,938
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[c]	GBP	200	311,960
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	155,980
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	400	445,979
Moy Park Bondco PLC
6.25%, 05/29/21 (Call 05/29/17)[a]	GBP	250	376,504
NBG Finance PLC
4.38%, 04/30/19[a]	EUR	600	416,845
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)[a]	GBP	400	643,161
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 05/11/15)[a]	GBP	200	313,497
9.00%, 08/01/18 (Call 05/11/15)[c]	GBP	100	156,748
OTE PLC
3.50%, 07/09/20[a]	EUR	650	659,163
4.63%, 05/20/16	EUR	600	668,968
7.88%, 02/07/18[a]	EUR	550	635,562

Security	Principal (000s)		Value
Piraeus Group Finance PLC
5.00%, 03/27/17[a]	EUR	400	$307,031
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[a]	EUR	400	318,236
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	150	218,134
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	145,423
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 06/01/15)[c]	GBP	199	317,380
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 05/15/16)[a]	GBP	250	394,791
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,b]	EUR	700	810,897
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[a,b]	EUR	900	1,050,146
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	650	765,768
4.63%, 09/22/21 (Call 09/22/16)[b]	EUR	800	925,574
6.93%, 04/09/18	EUR	1,650	2,117,544
10.50%, 03/16/22 (Call 03/16/17)[a,b]	EUR	500	651,320
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 04/15/16)[c]	GBP	100	155,212
5.75%, 04/15/19 (Call 04/15/16)[a]	GBP	100	155,212
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	100	111,950
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[a]	EUR	1,000	1,089,286
2.13%, 11/12/20 (Call 09/01/20)[a]	EUR	400	446,427
2.50%, 07/01/24[a]	EUR	650	715,247

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Tesco PLC
3.38%, 11/02/18[a]	EUR	700	$826,298
6.13%, 02/24/22	GBP	750	1,288,315
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[a]	EUR	400	478,475
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	400	481,836
Thomas Cook Group PLC
7.75%, 06/22/17	GBP	250	412,041
Titan Global Finance PLC
4.25%, 07/10/19[a]	EUR	225	236,996
Towergate Finance PLC
10.50%, 02/15/19[a,d]	GBP	100	3,073
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	200	319,374
Twinkle Pizza PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	450	731,301
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	350	400,036
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	300	491,557
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	165,585
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	300	456,309
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	400	630,067
5.50%, 01/15/21	GBP	500	831,766
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	405	637,943
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	810	1,310,118
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	300	490,992
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	200	329,264
William Hill PLC
7.13%, 11/11/16	GBP	200	328,111

			39,960,046

Security	Principal (000s)		Value
UNITED STATES — 2.01%
Allied Nevada Gold Corp.
8.75%, 06/01/19 (Call 06/01/16)[c]	CAD	275	$56,782
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 02/01/16)[a]	EUR	200	238,139
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	400	479,595
Celanese U.S. Holdings LLC
3.25%, 10/15/19	EUR	200	233,915
Chesapeake Energy Corp.
6.25%, 01/15/17	EUR	300	358,015
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	550	660,895
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)[a]	EUR	200	221,309
5.13%, 04/15/21	EUR	400	476,234
IMS Health Inc.
4.13%, 04/01/23 (Call 04/01/18)[a]	EUR	250	280,838
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)[a]	EUR	200	228,592
Iron Mountain Inc.
6.75%, 10/15/18 (Call 05/14/15)	EUR	100	112,167
Jarden Corp.
3.75%, 10/01/21[a]	EUR	200	238,957
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	300	349,611
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	300	331,122
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	300	337,426
2.75%, 04/27/23[a]	EUR	400	443,738

			5,047,335

TOTAL CORPORATE BONDS & NOTES
(Cost: $265,152,335)			244,325,265

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	123	$122,747

		122,747

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,747)		122,747

TOTAL INVESTMENTS IN SECURITIES — 97.44%
(Cost: $265,275,082)		244,448,012
Other Assets, Less Liabilities — 2.56%		6,430,949

NET ASSETS — 100.00%		$250,878,961

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 96.30%

AUSTRALIA — 0.41%
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (Call 06/01/15)[a,b]	USD	67	$68,500
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	100	77,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	USD	100	88,000
9.75%, 03/01/22 (Call 03/01/18)[a]	USD	25	25,875
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[c,d]	EUR	100	108,833

			368,208
AUSTRIA — 0.10%
Raiffeisen Bank International AG
4.50%, 02/21/25 (Call 02/21/20)[c,d]	EUR	100	93,286

			93,286
BELGIUM — 0.15%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	136,371

			136,371
BERMUDA — 0.21%
Aircastle Ltd.
5.13%, 03/15/21[b]	USD	25	26,250
5.50%, 02/15/22[b]	USD	50	53,500
6.25%, 12/01/19	USD	50	55,312
6.75%, 04/15/17	USD	50	53,813

			188,875
CANADA — 4.30%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	USD	175	181,344
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	USD	50	53,438
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	50	44,272
7.75%, 04/15/21 [a]	USD	25	26,875

Security	Principal (000s)		Value
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 06/01/15)[e]	CAD	6	$545
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 06/01/15)[c]	CAD	50	37,152
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	41,693
Bombardier Inc.
4.75%, 04/15/19[a]	USD	100	100,375
5.75%, 03/15/22[a]	USD	50	47,250
6.00%, 10/15/22 (Call 04/15/17)[a,b]	USD	75	71,399
6.13%, 05/15/21[c]	EUR	100	121,580
6.13%, 01/15/23[a,b]	USD	100	95,000
7.50%, 03/15/25 (Call 03/15/20)[a]	USD	150	148,500
7.75%, 03/15/20[a,b]	USD	50	53,120
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a]	USD	100	104,250
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	USD	25	25,688
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	50	41,486
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	20,743
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	20	13,044
Corus Entertainment Inc.
4.25%, 02/11/20[c]	CAD	50	40,660
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	25	20,640
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	43,034

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Harvest Operations Corp.
6.88%, 10/01/17	USD	40	$37,098
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	USD	100	84,500
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	75	78,750
7.88%, 11/01/22 (Call 11/01/18)[a,b]	USD	25	26,500
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[a]	CAD	50	41,176
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	97,500
6.50%, 03/15/21 (Call 06/01/15)[a]	USD	50	49,625
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	75	74,250
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	22	19,003
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	52,688
Novelis Inc.
8.38%, 12/15/17 (Call 06/01/15)	USD	100	104,000
8.75%, 12/15/20 (Call 12/15/15)	USD	150	160,500
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 06/01/15)	CAD	25	15,686
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	50	42,415
8.25%, 12/13/17 (Call 06/01/15)	CAD	50	42,415
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[a]	CAD	21	18,042

Security	Principal (000s)		Value
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	$100,750
Quebecor Media Inc.
5.75%, 01/15/23	USD	50	51,750
6.63%, 01/15/23[a]	CAD	50	43,756
7.38%, 01/15/21 (Call 01/15/16)	CAD	50	43,963
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	50	42,518
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	21,465
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	USD	50	46,500
9.00%, 11/15/18 (Call 11/15/15)[a]	CAD	25	18,782
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[a]	USD	100	88,000
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	125	141,469
5.38%, 03/15/20 (Call 03/15/17)[a]	USD	200	205,125
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	50	50,688
5.88%, 05/15/23 (Call 05/15/18)[a]	USD	75	76,969
6.13%, 04/15/25 (Call 04/15/20)[a]	USD	245	251,431
7.50%, 07/15/21 (Call 07/15/16)[a]	USD	150	162,563
Videotron Ltd.
5.00%, 07/15/22	USD	100	103,000
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	52,000
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	21,282
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	USD	50	53,125

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 06/01/15)[a]	CAD	45	$39,105

			3,890,477
CAYMAN ISLANDS — 0.64%
Brakes Capital
7.13%, 12/15/18 (Call 12/15/15)[c]	GBP	100	156,364
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	USD	75	47,956
7.50%, 11/01/19 (Call 11/01/15)	USD	100	65,736
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 05/05/15)[c]	EUR	25	29,134
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	150	163,125
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	114,856

			577,171
DENMARK — 0.12%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[c,d]	EUR	100	111,831

			111,831
FINLAND — 0.37%
Nokia OYJ
5.38%, 05/15/19[b]	USD	75	81,375
6.75%, 02/04/19[c]	EUR	100	133,612
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	123,343

			338,330
FRANCE — 3.83%
Areva SA
3.25%, 09/04/20[c]	EUR	100	113,474
3.50%, 03/22/21	EUR	100	113,638
4.88%, 09/23/24	EUR	100	120,954
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[c]	EUR	100	107,573

Security	Principal (000s)		Value
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[c]	EUR	100	$119,338
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,d]	USD	100	106,125
8.38%, 10/29/49 (Call 10/13/19)[a,d]	USD	100	117,750
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	119,619
Faurecia
9.38%, 12/15/16[c]	EUR	100	126,622
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	64,011
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	118,638
Italcementi Finance SA
6.63%, 03/19/20 [c,f]	EUR	100	131,721
Labco SA
8.50%, 01/15/18 (Call 06/01/15)[c]	EUR	100	117,518
Lafarge SA
4.75%, 09/30/20[c]	EUR	100	132,612
6.50%, 07/15/16	USD	50	52,625
6.63%, 11/29/18[c]	EUR	100	129,704
6.75%, 12/16/19[c]	EUR	100	134,671
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	116,537
Nexans SA
5.75%, 05/02/17	EUR	50	60,650
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a]	USD	200	202,000
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	117,378
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	118,358
6.00%, 05/15/22 (Call 05/15/17)[a,b]	USD	200	204,500

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Peugeot SA
6.50%, 01/18/19[c]	EUR	100	$130,756
7.38%, 03/06/18[c]	EUR	100	130,010
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	119,899
SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[c]	EUR	100	115,417
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,d]	USD	100	104,250
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[c]	EUR	100	117,518

			3,463,866
GERMANY — 2.35%
Bayerische Landbank
5.75%, 10/23/17	EUR	100	122,265
Commerzbank AG
7.75%, 03/16/21	EUR	200	282,893
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[c]	EUR	100	122,420
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 10/01/15)[c]	EUR	100	117,378
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 06/01/15)[c]	EUR	42	48,991
Hornbach Baumarkt AG
3.88%, 02/15/20[c]	EUR	50	61,202
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	67,317
Techem GmbH
6.13%, 10/01/19 (Call 10/01/15)[c]	EUR	100	118,778
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	75	83,747
2.50%, 02/25/25[c]	EUR	100	111,552
4.00%, 08/27/18	EUR	175	211,578
4.38%, 02/28/17	EUR	100	118,609

Security	Principal (000s)		Value
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[c]	EUR	100	$121,019
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	100	115,137
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	90	108,665
Unitymedia KabelBW GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	108,974
6.13%, 01/15/25 (Call 01/15/20)[a]	USD	200	209,000

			2,129,525
IRELAND — 1.22%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[a]	USD	150	151,875
4.50%, 05/15/21[a]	USD	150	157,500
Allied Irish Banks PLC
2.75%, 04/16/19[c]	EUR	100	117,871
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	114,436
6.25%, 01/31/19 (Call 01/31/16)[a]	USD	200	203,500
Bank of Ireland
3.25%, 01/15/19[c]	EUR	100	120,003
4.25%, 06/11/24 (Call 06/11/19)[c,d]	EUR	100	115,697
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	123,260

			1,104,142
ITALY — 4.06%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	120,319
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	115,990
5.00%, 04/21/20[c]	EUR	100	115,137
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	131,440

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	$114,005
3.50%, 03/14/19[c]	EUR	100	117,622
3.75%, 01/28/16[c]	EUR	100	114,173
6.00%, 11/05/20[c]	EUR	50	61,769
Buzzi Unicem SpA
5.13%, 12/09/16[c]	EUR	50	59,425
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	100	121,159
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	100	125,221
Intesa Sanpaolo SpA
5.00%, 09/23/19[c]	EUR	100	125,953
6.63%, 09/13/23[c]	EUR	250	352,609
Mediobanca SpA Series 0000
5.75%, 04/18/23	EUR	100	132,007
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[c]	EUR	100	118,498
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	123,217
4.50%, 01/25/21[c]	EUR	100	126,988
4.75%, 05/25/18[c]	EUR	100	123,461
5.30%, 05/30/24[a]	USD	200	210,000
5.38%, 01/29/19[c]	EUR	100	127,428
6.13%, 12/14/18	EUR	100	130,037
6.38%, 06/24/19	GBP	50	85,219
7.00%, 01/20/17[c]	EUR	100	123,936
UniCredit SpA
5.75%, 10/28/25 (Call 10/28/20)[c,d]	EUR	100	124,953
6.70%, 06/05/18	EUR	50	63,871
6.95%, 10/31/22[c]	EUR	200	273,631
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	126,634
Veneto Banca SCPA
4.00%, 01/20/17[c]	EUR	100	114,274

			3,678,976
JAPAN — 0.36%
SoftBank Corp.
4.50%, 04/15/20[a]	USD	200	205,500
4.63%, 04/15/20[c]	EUR	100	123,541

			329,041

Security	Principal (000s)		Value
JERSEY — 0.17%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[c]	GBP	100	$155,980

			155,980
LIBERIA — 0.06%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	USD	50	53,586

			53,586
LUXEMBOURG — 7.68%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	117,787
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	204,750
Altice SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	112,335
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	100	115,977
7.63%, 02/15/25 (Call 02/15/20)[a]	USD	200	201,500
7.75%, 05/15/22 (Call 05/15/17)[a]	USD	225	227,531
ArcelorMittal
2.88%, 07/06/20[c]	EUR	100	112,222
5.25%, 02/25/17	USD	150	156,000
5.75%, 08/05/20	USD	100	105,000
5.88%, 11/17/17[c]	EUR	200	246,719
6.13%, 06/01/18	USD	100	106,750
6.25%, 03/01/21	USD	100	105,000
7.00%, 02/25/22[b]	USD	100	109,000
10.60%, 06/01/19	USD	100	120,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[a]	USD	25	25,188
6.00%, 06/15/17 (Call 06/15/16)[a]	USD	50	50,875
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[b]	USD	90	78,750

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 06/01/15)[c]	EUR	50	$57,428
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	100	114,352
2.88%, 09/27/21[c]	EUR	100	114,520
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	118,498
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	100	123,057
4.75%, 07/15/22[c]	EUR	100	124,183
6.63%, 03/15/18[c]	EUR	150	187,832
6.75%, 10/14/19[c]	EUR	100	130,814
7.00%, 03/23/17[c]	EUR	100	122,408
Finmeccanica SpA
4.50%, 01/19/21	EUR	100	125,533
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	50	64,992
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[c]	EUR	100	117,097
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[c]	EUR	100	118,218
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	187,832
8.50%, 10/31/19[c]	EUR	100	146,673
INEOS Group Holdings SA
6.50%, 08/15/18 (Call 06/01/15)[c]	EUR	100	115,977
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	145	138,837
6.63%, 12/15/22 (Call 12/15/17)	USD	100	98,750
7.25%, 04/01/19 (Call 06/01/15)	USD	100	103,750
7.25%, 10/15/20 (Call 10/15/15)	USD	100	103,137
7.50%, 04/01/21 (Call 04/01/16)	USD	100	103,875

Security	Principal (000s)		Value
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)[b]	USD	50	$50,219
7.75%, 06/01/21 (Call 06/01/17)[b]	USD	150	138,375
8.13%, 06/01/23 (Call 06/01/18)[b]	USD	100	91,531
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[c]	EUR	100	113,736
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[c]	EUR	100	119,759
Mallinckrodt International Finance SA
4.75%, 04/15/23	USD	50	47,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a]	USD	50	50,813
5.50%, 04/15/25 (Call 04/15/20)[a]	USD	50	51,250
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	50	51,875
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[a,b]	USD	200	211,500
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	USD	50	51,438
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	USD	100	85,248
Telecom Italia Capital SA
7.00%, 06/04/18		100	111,500
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[c]	EUR	100	121,440
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 05/13/15)[b]	USD	118	125,375
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[c]	EUR	250	283,989

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	$119,759
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	400	409,000

			6,948,079
MARSHALL ISLAND — 0.05%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	USD	50	46,000

			46,000
NETHERLANDS — 2.38%
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[a]	USD	200	201,710
Fresenius Finance BV
4.00%, 02/01/24[c]	EUR	100	132,102
General Motors Financial International BV
0.85%, 02/23/18[c]	EUR	100	111,271
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	96,367
Hertz Holdings Netherlands BV
4.38%, 01/15/19[c]	EUR	100	113,736
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	126,342
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	USD	200	205,250
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	134,186
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	117,321
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	114,856
Schaeffler Finance BV
3.25%, 05/15/19 (Call 05/15/16)[c]	EUR	100	114,296
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	204,500
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[c]	EUR	100	113,456

Security	Principal (000s)		Value
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	$26,000
5.00%, 10/01/25[a]	USD	50	51,500
5.63%, 11/01/24[a,b]	USD	50	53,750
UPC Holding BV
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	122,980
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	100	113,456

			2,153,079
NORWAY — 0.16%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	121,580
Norske Skog Holding AS
8.00%, 02/24/21 (Call 02/24/18)[c]	EUR	31	23,774

			145,354
PORTUGAL — 0.25%
Novo Banco SA
2.63%, 05/08/17[c]	EUR	100	109,435
5.88%, 11/09/15[c]	EUR	100	112,559

			221,994
SINGAPORE — 0.12%
Flextronics International Ltd.
4.63%, 02/15/20	USD	100	104,000

			104,000
SPAIN — 1.20%
Abengoa Finance SAU
8.88%, 11/01/17[a,b]	USD	150	156,000
Abengoa Greenfield SA
5.50%, 10/01/19[c]	EUR	100	102,536
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	64,712
Bankia SA
4.00%, 05/22/24 (Call 05/22/19)[c,d]	EUR	100	111,775
4.38%, 02/14/17	EUR	100	119,100
Bankinter SA
6.38%, 09/11/19	EUR	50	65,564

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[d]	USD	50	$51,625
BPE Financiaciones SA
2.88%, 05/19/16	EUR	100	114,167
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[c,d]	EUR	100	120,646
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[d]	EUR	50	60,230
Obrascon Huarte Lain SA
7.63%, 03/15/20 (Call 03/15/16)[c]	EUR	100	118,918

			1,085,273
SWEDEN — 0.26%
Verisure Holding AB
8.75%, 09/01/18 (Call 06/01/15)[c]	EUR	100	118,778
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[c,d]	EUR	100	115,282

			234,060
UNITED KINGDOM — 6.19%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	USD	200	194,500
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[c]	GBP	100	170,964
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[c]	EUR	100	102,530
British Airways PLC
8.75%, 08/23/16	GBP	50	83,003
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	50	75,109
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[c]	EUR	100	117,896
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 06/01/15)[c]	EUR	100	112,055

Security	Principal (000s)		Value
ERB Hellas PLC
4.25%, 06/26/18[c]	EUR	100	$69,332
Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/15)[c]	GBP	90	144,531
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/06/15)[a]	USD	200	211,200
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	USD	100	100,500
International Game Technology PLC
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	113,624
6.25%, 02/15/22 (Call 08/15/21)[a,b]	USD	250	246,250
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[c]	GBP	100	161,758
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[c]	GBP	100	152,138
Kerling PLC
10.63%, 02/01/17 (Call 06/01/15)[c]	EUR	50	57,498
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	155,980
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 05/11/15)[c]	GBP	100	156,749
OTE PLC
3.50%, 07/09/20 [c]	EUR	100	101,410
Piraeus Group Finance PLC
5.00%, 03/27/17[c]	EUR	100	76,758
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[c]	EUR	100	79,559
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 06/01/15)[a]	GBP	61	97,655
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	57,921

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[c,d]	EUR	100	$116,683
5.13%, 05/28/24	USD	200	206,410
6.00%, 12/19/23	USD	100	109,813
6.10%, 06/10/23	USD	75	82,550
6.13%, 12/15/22	USD	200	223,051
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	100	117,810
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	115,697
6.93%, 04/09/18	EUR	100	128,336
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	108,929
2.50%, 07/01/24[c]	EUR	100	110,038
Tesco PLC
6.13%, 02/24/22	GBP	100	171,775
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[c]	EUR	100	120,459
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a]	USD	200	184,000
Twinkle Pizza PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	162,511
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	114,296
Virgin Media Secured Finance PLC
5.13%, 01/15/25 (Call 01/15/20)[c]	GBP	100	157,517
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	199,000
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	180	188,550
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	141,765

			5,598,110
UNITED STATES — 59.66%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	USD	125	133,437

Security	Principal (000s)		Value
6.13%, 09/15/23 (Call 09/15/18)[a]	USD	50	$55,125
ADT Corp. (The)
2.25%, 07/15/17	USD	50	49,813
3.50%, 07/15/22	USD	75	70,687
4.13%, 04/15/19[b]	USD	25	25,490
4.13%, 06/15/23[b]	USD	50	47,750
6.25%, 10/15/21[b]	USD	100	107,852
Advanced Micro Devices Inc.
6.75%, 03/01/19	USD	50	43,500
7.00%, 07/01/24 (Call 07/01/19)	USD	25	19,313
7.50%, 08/15/22	USD	50	40,875
7.75%, 08/01/20 (Call 08/01/15)[b]	USD	50	40,750
AECOM
5.75%, 10/15/22 (Call 10/15/17)[a]	USD	25	25,813
5.88%, 10/15/24 (Call 07/15/24)[a]	USD	100	104,000
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	100	97,937
7.38%, 07/01/21 (Call 06/01/21)	USD	100	112,250
Affinion Group Inc.
7.88%, 12/15/18 (Call 06/01/15)[b]	USD	50	31,250
AK Steel Corp.
7.63%, 05/15/20 (Call 06/01/15)[b]	USD	40	34,400
7.63%, 10/01/21 (Call 10/01/17)	USD	50	40,750
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	USD	75	81,375
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[a]	USD	200	215,750
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	100	107,000
5.40%, 04/15/21 (Call 01/15/21)	USD	125	136,562

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
6.15%, 08/15/20	USD	100	$113,000
6.75%, 07/15/18	USD	50	56,500
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	USD	50	53,063
8.63%, 10/01/18 (Call 06/01/15)	USD	50	51,813
Aleris International Inc.
7.63%, 02/15/18 (Call 06/01/15)	USD	50	51,625
7.88%, 11/01/20 (Call 11/01/15)	USD	50	51,750
Allegheny Technologies Inc.
6.38%, 08/15/23 (Call 05/15/23)	USD	100	105,665
Ally Financial Inc.
3.50%, 07/18/16	USD	150	151,969
3.50%, 01/27/19	USD	100	99,750
3.75%, 11/18/19	USD	100	99,750
4.13%, 03/30/20	USD	50	50,250
4.13%, 02/13/22	USD	50	49,125
4.75%, 09/10/18	USD	100	104,000
5.13%, 09/30/24	USD	75	77,625
5.50%, 02/15/17	USD	100	104,625
6.25%, 12/01/17	USD	100	107,250
7.50%, 09/15/20	USD	100	116,750
8.00%, 03/15/20	USD	100	118,750
Alpha Natural Resources Inc.
6.25%, 06/01/21 (Call 06/01/16)	USD	75	14,438
7.50%, 08/01/20 (Call 08/01/16)[a,b]	USD	50	18,375
9.75%, 04/15/18	USD	50	17,000
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	101,750
American Airlines Group Inc.
5.50%, 10/01/19[a]	USD	100	103,250
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[b]	USD	50	52,625
6.63%, 10/15/22 (Call 10/15/17)	USD	50	53,375

Security	Principal (000s)		Value
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	USD	100	$73,750
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	50	52,875
7.00%, 05/20/22 (Call 05/20/17)	USD	100	107,750
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[b]	USD	50	51,375
6.63%, 06/01/21 (Call 06/01/15)	USD	25	25,750
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	USD	100	101,625
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	USD	50	50,000
5.38%, 11/01/21 (Call 11/01/16)	USD	100	100,736
5.63%, 06/01/23 (Call 06/01/18)[a]	USD	50	51,125
6.00%, 12/01/20 (Call 12/01/15)	USD	50	51,125
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	USD	50	49,750
8.75%, 12/01/20 (Call 12/01/15)[b]	USD	75	69,187
Aramark Services Inc.
5.75%, 03/15/20 (Call 06/01/15)	USD	100	104,564
ARC Properties Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	USD	50	49,063
Arch Coal Inc.
7.25%, 06/15/21 (Call 06/15/16)	USD	150	32,250
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	USD	85	89,037

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	50	$51,688
4.75%, 08/15/22 (Call 05/15/22)[b]	USD	100	102,750
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a]	USD	200	210,000
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	USD	125	129,375
6.13%, 11/01/23 (Call 11/01/18)[a]	USD	40	41,800
Avaya Inc.
7.00%, 04/01/19 (Call 06/01/15)[a]	USD	50	49,875
10.50%, 03/01/21 (Call 03/01/17)[a,b]	USD	100	87,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a]	USD	25	25,313
Avon Products Inc.
5.75%, 03/15/23	USD	50	45,397
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	50,375
Ball Corp.
4.00%, 11/15/23	USD	75	73,219
5.00%, 03/15/22[b]	USD	50	52,125
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	119,899
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	USD	50	41,125
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)	USD	50	51,750
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	USD	50	53,000
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	USD	125	132,187

Security	Principal (000s)		Value
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	USD	50	$51,500
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	125	115,000
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 06/01/15)	USD	25	26,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	USD	75	61,060
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	75	76,875
6.75%, 05/01/21 (Call 05/01/16)[a]	USD	100	106,250
Cablevision Systems Corp.
5.88%, 09/15/22	USD	50	52,688
7.75%, 04/15/18	USD	50	56,000
8.00%, 04/15/20	USD	75	86,062
8.63%, 09/15/17	USD	50	56,375
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	USD	50	50,000
11.00%, 10/01/21 (Call 10/01/16)[b]	USD	100	89,250
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)[b]	USD	200	189,000
6.00%, 11/15/24 [b]	USD	175	164,937
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	200	202,250
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	100	100,500
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	26,750
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	26,563
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	100	110,250

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	USD	75	$74,437
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	USD	80	81,584
Case New Holland Industrial Inc.
7.88%, 12/01/17	USD	100	110,750
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	USD	50	52,000
5.25%, 03/15/25 (Call 12/15/24)	USD	50	54,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	99,000
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	50	49,500
5.25%, 09/30/22 (Call 09/30/17)	USD	100	99,500
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	50	49,125
5.75%, 09/01/23 (Call 03/01/18)	USD	50	50,750
5.75%, 01/15/24 (Call 07/15/18)[b]	USD	100	101,250
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	50	49,250
6.50%, 04/30/21 (Call 06/01/15)[b]	USD	150	156,750
6.63%, 01/31/22 (Call 01/31/17)	USD	50	53,313
7.00%, 01/15/19 (Call 06/01/15)	USD	100	103,875
7.38%, 06/01/20 (Call 12/01/15)	USD	50	53,000
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	USD	50	53,188
6.00%, 08/15/22 (Call 08/15/17)	USD	50	54,000

Security	Principal (000s)		Value
CenturyLink Inc.
Series V
5.63%, 04/01/20	USD	100	$105,250
5.63%, 04/01/25 (Call 01/01/25)[a]	USD	50	49,750
5.80%, 03/15/22	USD	100	103,750
6.00%, 04/01/17	USD	100	106,750
6.45%, 06/15/21	USD	100	107,750
Series W
6.75%, 12/01/23[b]	USD	50	54,250
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	USD	50	46,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	USD	75	75,562
6.38%, 09/15/20 (Call 09/15/15)[a]	USD	100	105,500
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	USD	75	59,063
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	USD	100	92,750
5.38%, 06/15/21 (Call 06/15/16)[b]	USD	50	48,220
5.75%, 03/15/23[b]	USD	100	98,250
6.13%, 02/15/21	USD	100	100,875
6.25%, 01/15/17	EUR	50	59,669
6.50%, 08/15/17	USD	50	53,136
6.63%, 08/15/20[b]	USD	100	103,298
7.25%, 12/15/18	USD	100	107,000
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	USD	100	103,000
5.13%, 08/01/21 (Call 02/01/17)	USD	75	77,719
6.88%, 02/01/22 (Call 02/01/18)(b)	USD	225	239,625
7.13%, 07/15/20 (Call 07/15/16)	USD	100	106,875
8.00%, 11/15/19 (Call 11/15/15)	USD	150	159,562

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	USD	100	$101,354
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	81	86,062
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	50	50,375
5.13%, 12/15/22 (Call 12/15/17)	USD	50	51,685
CIT Group Inc.
3.88%, 02/19/19	USD	100	99,375
4.25%, 08/15/17	USD	100	101,875
5.00%, 05/15/17[b]	USD	100	103,500
5.00%, 08/15/22	USD	100	102,812
5.00%, 08/01/23[b]	USD	50	51,469
5.25%, 03/15/18	USD	150	155,812
5.38%, 05/15/20	USD	75	79,125
5.50%, 02/15/19[a,b]	USD	100	104,530
6.63%, 04/01/18[a]	USD	100	107,250
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	100	105,750
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 06/01/15)[b]	USD	25	12,875
9.00%, 03/15/19 (Call 06/01/15)[a]	USD	100	89,250
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	50	51,125
5.25%, 08/01/20 (Call 08/01/16)	USD	50	51,500
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)		200	210,750
Series B
7.63%, 03/15/20 (Call 06/01/15)[b]	USD	175	183,750
Cliffs Natural Resources Inc.
5.95%, 01/15/18[b]	USD	50	40,750
7.75%, 03/31/20 (Call 03/31/17)[a,b]	USD	82	59,040

Security	Principal (000s)		Value
8.25%, 03/31/20 (Call 03/31/18)[a]	USD	50	$48,938
CNH Industrial Capital LLC
3.25%, 02/01/17	USD	100	100,000
3.63%, 04/15/18	USD	100	100,500
Commercial Metals Co.
7.35%, 08/15/18[b]	USD	100	108,500
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	75	74,812
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	50,250
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[a]	USD	25	25,125
8.25%, 10/15/23 (Call 04/15/19)[a]	USD	75	76,875
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a]	USD	50	49,000
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	USD	50	51,200
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	100	101,875
6.50%, 01/15/22 (Call 01/15/17)	USD	100	105,436
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	USD	150	138,000
8.00%, 04/01/23 (Call 04/01/18)[a]	USD	25	25,375
Constellation Brands Inc.
4.25%, 05/01/23	USD	50	51,625
4.75%, 11/15/24	USD	50	53,188
6.00%, 05/01/22[b]	USD	100	114,375
7.25%, 05/15/17	USD	100	110,250
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[a]	USD	100	104,130
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	77,437

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	USD	75	$76,969
6.25%, 04/01/23 (Call 04/01/18)[a,b]	USD	50	51,625
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	USD	100	88,625
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	USD	50	52,750
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	50	50,500
Crown Castle International Corp.
4.88%, 04/15/22	USD	50	51,875
5.25%, 01/15/23	USD	150	158,625
CSC Holdings LLC
5.25%, 06/01/24[a]	USD	50	51,938
6.75%, 11/15/21	USD	100	112,750
8.63%, 02/15/19	USD	50	58,031
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	USD	50	51,875
5.50%, 12/15/24 (Call 12/15/19)	USD	50	51,375
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	45	45,056
5.13%, 07/15/24 (Call 07/15/19)[b]	USD	125	127,969
5.75%, 08/15/22 (Call 08/15/17)	USD	50	53,125
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,d]	USD	50	38,000
Dell Inc.
5.65%, 04/15/18	USD	50	53,813
5.88%, 06/15/19	USD	50	54,438
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	89,983
5.50%, 05/01/22 (Call 05/01/17)	USD	100	95,250

Security	Principal (000s)		Value
DISH DBS Corp.
4.25%, 04/01/18	USD	100	$101,500
4.63%, 07/15/17	USD	100	103,000
5.00%, 03/15/23	USD	125	118,750
5.13%, 05/01/20	USD	100	101,000
5.88%, 07/15/22[b]	USD	150	151,125
5.88%, 11/15/24	USD	100	98,250
6.75%, 06/01/21	USD	150	159,187
7.88%, 09/01/19	USD	100	112,500
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 05/16/15)	USD	50	52,500
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	USD	27	28,350
7.25%, 10/15/21 (Call 07/15/21)	USD	100	108,007
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	USD	100	102,500
4.00%, 02/15/20	USD	50	50,688
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[a]	USD	150	157,125
7.38%, 11/01/22 (Call 11/01/18)[a]	USD	100	106,500
7.63%, 11/01/24 (Call 11/01/19)[a]	USD	150	161,250
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	USD	30	31,800
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	USD	50	50,625
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	USD	75	76,031
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	25	24,750
Endo Finance LLC/Endo Ltd./Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	205,500

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Energy Transfer Equity LP
5.88%, 01/15/24 (Call 10/15/23)	USD	75	$79,125
7.50%, 10/15/20	USD	100	112,750
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a,b]	USD	25	9,813
7.50%, 12/15/21 (Call 12/15/16)	USD	55	22,688
9.25%, 12/15/17 (Call 06/01/15)[b]	USD	100	74,437
11.00%, 03/15/20 (Call 09/15/17)[a]	USD	100	95,625
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 06/01/15)	USD	50	51,629
9.38%, 05/01/20 (Call 05/01/16)	USD	150	160,718
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	USD	25	25,844
5.38%, 01/01/22 (Call 01/01/18)	USD	80	83,200
5.38%, 04/01/23 (Call 04/01/18)	USD	50	51,750
5.75%, 01/01/25 (Call 01/01/20)	USD	50	52,375
Evolution Escrow Issuer LLC
7.50%, 03/15/22 (Call 03/15/18)[a,b]	USD	50	50,625
EXCO Resources Inc.
8.50%, 04/15/22 (Call 04/15/17)	USD	75	44,624
Family Tree Escrow LLC
5.25%, 03/01/20 (Call 03/01/17)[a]	USD	50	52,375
5.75%, 03/01/23 (Call 03/01/18)[a]	USD	235	247,044
FCA U.S. LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 05/14/15)	USD	200	209,250
8.25%, 06/15/21 (Call 06/15/16)	USD	250	276,250

Security	Principal (000s)		Value
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	$52,125
6.75%, 06/01/19 (Call 06/01/15)	USD	50	51,813
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 11/15/16)[b]	USD	75	76,969
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	100	120,163
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[d]	USD	50	47,500
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	USD	197	210,297
8.25%, 01/15/21 (Call 01/15/16)[a]	USD	150	159,796
8.88%, 08/15/20 (Call 08/15/15)[a]	USD	50	52,938
10.63%, 06/15/21 (Call 04/15/16)	USD	33	37,455
11.25%, 01/15/21 (Call 01/15/16)	USD	33	37,249
11.75%, 08/15/21 (Call 05/15/16)	USD	131	150,978
12.63%, 01/15/21 (Call 01/15/16)	USD	250	294,687
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	100	101,997
Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	51,901
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	USD	50	52,703
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	USD	100	99,500
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a]	USD	50	52,563

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
6.00%, 01/15/22 (Call 11/15/16)[a]	USD	100	$108,250
10.75%, 08/01/20 (Call 08/01/15)	USD	43	46,333
Fresenius Medical Care U.S. Finance II Inc.
4.75%, 10/15/24 (Call 07/17/24)[a]	USD	50	52,250
5.63%, 07/31/19 [a,b]	USD	100	109,250
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a]	USD	100	109,500
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	USD	50	49,500
6.88%, 01/15/25 (Call 10/15/24)	USD	50	48,313
7.13%, 01/15/23	USD	100	100,000
7.63%, 04/15/24	USD	50	51,000
8.25%, 04/15/17[b]	USD	100	110,000
8.50%, 04/15/20	USD	100	110,875
8.75%, 04/15/22	USD	50	54,875
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	USD	50	52,500
6.38%, 10/15/23 (Call 10/15/18)	USD	100	108,250
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	69,937
General Motors Co.
3.50%, 10/02/18	USD	75	77,062
4.00%, 04/01/25	USD	50	50,345
General Motors Financial Co. Inc.
2.75%, 05/15/16	USD	100	101,360
3.15%, 01/15/20 (Call 12/15/19)	USD	100	100,623
3.25%, 05/15/18	USD	100	102,310
4.00%, 01/15/25 (Call 10/15/24)	USD	75	75,439
4.25%, 05/15/23[b]	USD	105	108,831
4.38%, 09/25/21	USD	100	105,490
4.75%, 08/15/17	USD	250	264,097
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	103,750

Security	Principal (000s)		Value
9.88%, 10/15/20 (Call 10/15/15)	USD	50	$51,375
Genworth Holdings Inc.
4.80%, 02/15/24	USD	100	86,411
7.63%, 09/24/21	USD	150	160,044
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	USD	25	25,625
5.38%, 11/01/23 (Call 08/01/23)	USD	100	104,000
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	106,000
7.00%, 05/15/22 (Call 05/15/17)	USD	50	54,625
8.25%, 08/15/20 (Call 08/15/15)	USD	100	105,625
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[b]	USD	125	98,125
9.25%, 02/15/22 (Call 08/15/17)	USD	50	38,500
9.75%, 07/15/20 (Call 07/15/16)[b]	USD	50	41,125
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	50	52,875
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	50	48,690
HCA Holdings Inc.
6.25%, 02/15/21	USD	75	82,500
HCA Inc.
3.75%, 03/15/19[b]	USD	150	153,937
4.25%, 10/15/19	USD	100	104,250
4.75%, 05/01/23	USD	100	105,812
5.00%, 03/15/24	USD	150	159,375
5.25%, 04/15/25	USD	100	108,625
5.38%, 02/01/25	USD	75	79,031
5.88%, 03/15/22	USD	100	111,750
5.88%, 05/01/23[b]	USD	100	108,250
6.50%, 02/15/20	USD	200	228,500
7.50%, 02/15/22	USD	150	175,125

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	USD	100	$104,500
7.50%, 07/15/20 (Call 10/15/16)	USD	150	160,875
11.00%, 04/15/20 (Call 04/15/16)	USD	50	56,625
11.50%, 07/15/20 (Call 10/15/16)	USD	50	58,375
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	100	105,125
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a]	USD	50	15,908
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	USD	100	101,500
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	50	51,625
6.75%, 04/15/19 (Call 06/01/15)	USD	150	155,250
Hexion Inc.
6.63%, 04/15/20 (Call 06/01/15)	USD	125	116,875
8.88%, 02/01/18 (Call 06/01/15)	USD	50	44,563
9.00%, 11/15/20 (Call 11/15/15)	USD	50	36,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	USD	50	48,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	USD	100	105,500
HJ Heinz Co.
4.88%, 02/15/25 (Call 02/15/20)[a]	USD	150	163,800
HJ Heinz Finance Co.
4.25%, 10/15/20 (Call 06/01/15)	USD	250	256,125
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	USD	50	52,031

Security	Principal (000s)		Value
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	50	$50,438
7.88%, 07/15/19 (Call 01/15/16)	USD	50	53,000
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	USD	75	77,062
Hughes Satellite Systems Corp.
6.50%, 06/15/19	USD	100	109,750
7.63%, 06/15/21	USD	75	83,814
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	51,875
7.13%, 03/15/21 (Call 03/15/16)	USD	50	53,625
Huntsman International LLC
5.13%, 04/15/21	EUR	100	119,058
5.13%, 11/15/22 (Call 08/15/22)[a]	USD	50	50,750
8.63%, 03/15/21 (Call 09/15/15)	USD	20	21,200
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	USD	50	50,000
4.88%, 11/30/18 (Call 06/01/15)	USD	25	25,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	USD	100	100,500
4.88%, 03/15/19 (Call 07/15/16)	USD	100	102,000
5.88%, 02/01/22 (Call 08/01/17)	USD	120	124,350
6.00%, 08/01/20 (Call 02/01/17)	USD	50	52,687
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[b]	USD	125	123,281
9.00%, 03/01/21 (Call 03/01/16)	USD	125	119,375
9.00%, 09/15/22 (Call 09/15/17)	USD	50	47,750

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
10.00%, 01/15/18 (Call 07/15/16)[b]	USD	50	$43,500
10.63%, 03/15/23 (Call 03/15/18)[a]	USD	50	50,875
11.25%, 03/01/21 (Call 03/01/16)	USD	75	76,875
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a]	USD	115	118,019
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	102,500
5.88%, 04/01/19	USD	50	54,542
5.88%, 08/15/22	USD	100	112,750
6.25%, 05/15/19	USD	100	110,616
8.25%, 12/15/20	USD	100	122,815
8.75%, 03/15/17[b]	USD	150	166,460
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	USD	75	78,562
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	75	77,906
6.00%, 08/15/23 (Call 08/15/18)	USD	50	53,500
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	USD	100	99,000
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 06/01/15)[a]	USD	50	53,750
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	75	66,187
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a]	USD	200	190,563
KB Home
7.00%, 12/15/21 (Call 09/15/21)	USD	50	52,375
Kindred Healthcare Inc.
8.00%, 01/15/20[a]	USD	50	54,188
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)	USD	50	51,500

Security	Principal (000s)		Value
8.75%, 01/15/23 (Call 01/15/18)[a]	USD	50	$55,687
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	USD	150	161,625
12.50%, 11/01/19 (Call 11/01/15)	USD	50	54,625
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	USD	75	75,844
L Brands Inc.
5.63%, 02/15/22	USD	100	108,750
6.90%, 07/15/17	USD	100	109,500
7.00%, 05/01/20	USD	100	114,500
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	51,250
5.38%, 01/15/24 (Call 01/15/19)	USD	75	78,375
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	USD	25	25,063
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[a,b]	USD	100	97,750
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	USD	25	25,313
5.25%, 01/15/25 (Call 01/15/20)	USD	50	51,125
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,750
4.50%, 11/15/19 (Call 08/15/19)	USD	50	51,313
4.75%, 11/15/22 (Call 08/15/22)	USD	50	50,563
4.75%, 05/30/25 (Call 02/28/25)	USD	25	24,844
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	USD	50	50,875

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	USD	75	$76,594
5.63%, 02/01/23 (Call 02/01/18)[a]	USD	50	51,125
6.13%, 01/15/21 (Call 11/15/16)	USD	50	52,938
8.63%, 07/15/20 (Call 01/15/16)	USD	100	108,750
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	USD	50	54,562
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	USD	75	78,656
6.63%, 10/01/20 (Call 10/01/15)	USD	50	52,375
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	USD	125	105,312
6.50%, 05/15/19 (Call 06/01/15)	USD	100	87,000
6.50%, 09/15/21 (Call 09/15/17)[b]	USD	50	40,500
7.75%, 02/01/21 (Call 09/15/15)	USD	50	42,650
8.63%, 04/15/20 (Call 06/01/15)	USD	100	90,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	USD	100	100,750
4.88%, 12/01/24 (Call 09/01/24)	USD	50	51,938
6.75%, 11/01/20 (Call 11/01/15)[b]	USD	150	157,500
Masco Corp.
6.13%, 10/03/16	USD	150	158,250
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[b]	USD	50	48,563

Security	Principal (000s)		Value
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	USD	50	$55,625
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[a]	USD	75	70,312
MGM Resorts International
5.25%, 03/31/20[b]	USD	25	25,625
6.00%, 03/15/23[b]	USD	100	103,125
6.63%, 12/15/21	USD	175	187,031
6.75%, 10/01/20	USD	100	107,250
7.50%, 06/01/16	USD	100	104,750
7.63%, 01/15/17	USD	100	107,500
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	USD	50	51,750
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	50	50,125
5.50%, 02/01/25 (Call 08/01/19)[a]	USD	90	90,225
5.88%, 02/15/22 (Call 02/15/17)	USD	50	52,500
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	USD	50	26,500
10.75%, 10/01/20 (Call 10/01/16)	USD	50	27,750
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	USD	100	105,500
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	USD	100	101,750
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	USD	100	97,500

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Navient Corp.
5.50%, 01/15/19	USD	100	$101,500
5.50%, 01/25/23[b]	USD	100	96,250
5.88%, 03/25/21	USD	25	24,875
5.88%, 10/25/24[b]	USD	25	23,625
6.00%, 01/25/17	USD	100	104,750
6.13%, 03/25/24	USD	50	48,563
7.25%, 01/25/22	USD	75	79,875
8.00%, 03/25/20	USD	150	167,250
8.45%, 06/15/18	USD	200	223,250
Navistar International Corp.
8.25%, 11/01/21 (Call 06/01/15)[b]	USD	100	99,250
NBTY Inc.
9.00%, 10/01/18 (Call 06/01/15)	USD	50	52,063
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	49,500
5.00%, 07/15/22 (Call 07/15/17)	USD	50	49,625
6.38%, 12/15/23 (Call 12/15/18)	USD	75	78,937
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	USD	100	107,500
Netflix Inc.
5.50%, 02/15/22[a]	USD	150	157,875
5.88%, 02/15/25[a]	USD	50	53,125
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	50	51,750
5.63%, 07/01/24	USD	75	79,687
5.75%, 01/30/22	USD	50	53,000
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	USD	100	98,750
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	USD	100	101,750
9.63%, 06/01/19 (Call 06/01/15)[a,b]	USD	50	51,500

Security	Principal (000s)		Value
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	USD	50	$50,875
5.00%, 04/15/22 (Call 04/15/17)[a]	USD	175	175,875
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	100	104,500
6.25%, 05/01/24 (Call 05/01/19)	USD	75	76,875
6.63%, 03/15/23 (Call 09/15/17)	USD	50	52,625
7.63%, 01/15/18	USD	100	111,000
7.88%, 05/15/21 (Call 05/15/16)	USD	100	107,271
8.25%, 09/01/20 (Call 09/01/15)	USD	50	52,750
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	USD	100	100,750
NuStar Logistics LP
4.80%, 09/01/20	USD	50	49,375
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	125	127,344
7.25%, 02/01/19 (Call 06/01/15)[b]	USD	50	51,250
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[a]	USD	100	105,750
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	USD	50	47,732
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	USD	25	26,250
5.88%, 03/15/25 (Call 09/15/19)[b]	USD	100	106,750
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a]	USD	50	51,375

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[b]	USD	50	$54,063
Peabody Energy Corp.
6.00%, 11/15/18	USD	125	97,500
6.25%, 11/15/21	USD	100	59,500
6.50%, 09/15/20	USD	50	31,375
10.00%, 03/15/22 (Call 03/15/18)[a,b]	USD	35	29,750
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[b]	USD	50	48,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.38%, 06/01/20 (Call 06/01/16)	USD	49	53,716
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 06/01/15)[a]	USD	50	52,500
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	USD	65	69,062
7.50%, 04/15/21 (Call 06/01/15)	USD	100	106,000
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	USD	100	104,500
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	USD	50	48,750
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	50	50,700
7.38%, 02/15/22 (Call 02/15/17)	USD	125	129,687
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	100	93,796
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	101,000
6.88%, 03/01/21	USD	50	53,500

Security	Principal (000s)		Value
QVC Inc.
3.13%, 04/01/19	USD	50	$50,116
4.38%, 03/15/23	USD	50	50,090
4.85%, 04/01/24	USD	75	77,237
5.13%, 07/02/22	USD	50	52,539
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	101,769
5.75%, 06/01/21 (Call 06/01/16)	USD	100	104,131
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	50,625
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	USD	50	51,375
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	USD	25	26,875
5.50%, 04/15/23 (Call 10/15/17)	USD	50	53,250
5.88%, 03/01/22 (Call 12/01/21)	USD	100	111,750
6.50%, 07/15/21 (Call 07/15/16)	USD	100	106,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[b]	USD	250	261,250
6.88%, 02/15/21 (Call 02/15/16)	USD	100	105,562
7.88%, 08/15/19 (Call 08/15/15)	USD	100	105,250
8.25%, 02/15/21 (Call 02/15/16)	USD	100	106,011
9.88%, 08/15/19 (Call 08/15/15)	USD	150	160,312
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	USD	100	103,875
6.75%, 06/15/21 (Call 06/15/16)	USD	100	106,250

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
9.25%, 03/15/20 (Call 03/15/16)	USD	50	$55,312
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[a,b]	USD	75	74,142
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	75	79,125
6.85%, 07/15/18[a]	USD	50	54,125
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	USD	50	50,188
5.88%, 06/01/22 (Call 12/01/17)	USD	50	50,063
5.88%, 06/01/24 (Call 06/01/19)	USD	50	49,875
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	50	51,875
7.88%, 03/15/21[b]	USD	50	57,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	USD	200	205,500
5.63%, 04/15/23 (Call 01/15/23)	USD	100	101,500
5.63%, 03/01/25 (Call 12/01/24)[a]	USD	100	101,375
5.75%, 05/15/24 (Call 02/15/24)	USD	200	202,000
6.25%, 03/15/22 (Call 12/15/21)	USD	100	105,250
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	106,838
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	100	105,625
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	USD	175	21,656
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	150	146,807
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	68,750

Security	Principal (000s)		Value
7.50%, 02/15/23 (Call 08/15/17)	USD	50	$33,000
8.13%, 10/15/22 (Call 04/15/17)	USD	75	51,281
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a,b]	USD	75	73,875
5.63%, 10/01/19 (Call 10/01/16)	USD	50	52,438
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	52,250
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	75	78,187
10.00%, 12/01/22 (Call 12/01/18)[a]	USD	175	162,750
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	51,500
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	75	77,812
8.38%, 09/15/21 (Call 09/15/16)[a,b]	USD	50	56,375
Sears Holdings Corp.
6.63%, 10/15/18[b]	USD	100	96,000
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	USD	50	53,125
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)	USD	50	53,125
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	USD	50	28,177
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)	USD	50	40,000
Sinclair Television Group Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	50,875
6.13%, 10/01/22 (Call 10/01/17)	USD	50	52,688

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	50	$48,188
5.75%, 08/01/21 (Call 08/01/16)[a,b]	USD	100	103,500
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	125	130,156
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	100	98,000
6.13%, 11/15/22 (Call 11/15/18)[a]	USD	25	26,363
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a]	USD	25	25,563
6.63%, 08/15/22 (Call 08/15/17)	USD	100	108,000
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	USD	100	106,000
Springleaf Finance Corp.
5.25%, 12/15/19	USD	50	50,375
6.90%, 12/15/17	USD	150	160,650
7.75%, 10/01/21	USD	50	55,125
Sprint Communications Inc.
6.00%, 12/01/16	USD	150	156,000
6.00%, 11/15/22	USD	150	141,000
7.00%, 03/01/20[a]	USD	100	110,669
7.00%, 08/15/20[b]	USD	150	152,457
8.38%, 08/15/17[b]	USD	100	109,125
9.00%, 11/15/18[a]	USD	250	285,000
9.13%, 03/01/17	USD	100	109,375
11.50%, 11/15/21	USD	100	121,250
Sprint Corp.
7.13%, 06/15/24	USD	200	191,750
7.25%, 09/15/21	USD	150	150,187
7.63%, 02/15/25 (Call 11/15/24)	USD	50	49,063
7.88%, 09/15/23	USD	300	300,375
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	114,875
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a]	USD	50	51,125

Security	Principal (000s)		Value
5.25%, 04/15/23 (Call 04/15/18)	USD	75	$77,062
5.50%, 10/01/24 (Call 10/01/19)[a]	USD	25	25,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	25	25,875
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	USD	50	52,125
7.38%, 11/15/18 (Call 06/01/15)	USD	100	104,000
7.63%, 11/15/20 (Call 11/15/15)	USD	50	52,938
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	USD	50	51,500
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	USD	100	101,875
6.13%, 01/15/22 (Call 01/15/18)	USD	100	103,000
6.25%, 04/01/21 (Call 04/01/17)	USD	100	104,575
6.38%, 03/01/25 (Call 09/01/19)	USD	150	153,937
6.46%, 04/28/19 (Call 05/11/15)	USD	150	155,062
6.50%, 01/15/24 (Call 01/15/19)	USD	50	52,125
6.54%, 04/28/20 (Call 04/28/16)	USD	100	105,750
6.63%, 11/15/20 (Call 11/15/15)	USD	50	52,313
6.63%, 04/28/21 (Call 04/28/17)	USD	100	105,375
6.63%, 04/01/23 (Call 04/01/18)	USD	150	156,656
6.73%, 04/28/22 (Call 04/28/17)	USD	100	105,000
6.84%, 04/28/23 (Call 04/28/18)[b]	USD	50	52,750

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[a]	USD	100	$100,375
4.25%, 11/15/23 (Call 05/15/18)	USD	50	49,000
5.00%, 01/15/18 (Call 10/15/17)[a]	USD	50	51,625
6.88%, 02/01/21 (Call 02/01/16)	USD	100	105,500
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	USD	50	50,250
Tenet Healthcare Corp.
4.50%, 04/01/21	USD	100	99,375
5.00%, 03/01/19[a]	USD	75	74,625
5.50%, 03/01/19[a]	USD	25	25,406
6.00%, 10/01/20	USD	150	159,937
6.25%, 11/01/18	USD	100	108,551
8.00%, 08/01/20 (Call 08/01/15)	USD	50	52,375
8.13%, 04/01/22[b]	USD	250	272,812
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	USD	75	76,489
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	52,516
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.88%, 10/01/20 (Call 10/01/16)	USD	50	52,375
6.13%, 10/15/21 (Call 10/15/16)	USD	50	52,625
6.25%, 10/15/22 (Call 10/15/18)[a]	USD	100	106,125
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	110,250
Toys R Us Inc.
10.38%, 08/15/17 (Call 06/01/15)[b]	USD	25	22,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/01/15)	USD	50	50,875

Security	Principal (000s)		Value
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)	USD	50	$50,500
6.50%, 07/15/24 (Call 07/15/19)	USD	125	127,187
7.50%, 07/15/21 (Call 07/15/16)	USD	100	107,750
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	USD	50	48,875
U.S. Airways Group Inc.
6.13%, 06/01/18	USD	50	52,500
U.S. Steel Corp.
7.00%, 02/01/18	USD	50	53,125
7.38%, 04/01/20	USD	50	52,250
7.50%, 03/15/22 (Call 03/15/17)[b]	USD	50	51,375
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	USD	75	77,156
6.13%, 06/15/23 (Call 12/15/17)	USD	75	78,937
7.38%, 05/15/20 (Call 05/15/16)	USD	150	161,812
7.63%, 04/15/22 (Call 04/15/17)	USD	100	110,375
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	150	151,875
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	25	25,188
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	96,862
8.50%, 05/15/21 (Call 11/15/15)[a]	USD	50	53,563
USG Corp.
6.30%, 11/15/16	USD	100	105,125
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	200	211,250
6.75%, 08/15/21 (Call 02/15/16)[a]	USD	100	104,500
7.00%, 10/01/20 (Call 10/01/15)[a]	USD	50	52,563
7.25%, 07/15/22 (Call 07/15/16)[a]	USD	50	53,250

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Security	Principal (000s)		Value
VeriSign Inc.
5.25%, 04/01/25 (Call 01/01/25)[a]	USD	50	$51,625
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 06/01/15)	USD	30	26,214
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[d]	USD	50	52,150
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	USD	100	101,500
7.50%, 06/15/21	USD	50	59,518
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	USD	100	97,000
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	99,750
5.75%, 03/15/21 (Call 12/15/20)	USD	100	102,010
6.25%, 04/01/23 (Call 01/01/23)[a]	USD	50	51,845
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	USD	75	80,625
Windstream Corp.
7.50%, 06/01/22 (Call 06/01/17)[b]	USD	50	47,750
7.50%, 04/01/23 (Call 04/01/16)	USD	100	95,250
7.75%, 10/15/20 (Call 10/15/15)[b]	USD	50	51,438
7.75%, 10/01/21 (Call 10/01/16)	USD	50	49,375
7.88%, 11/01/17	USD	100	107,750
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	USD	75	71,062
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	25	23,188

Security	Principal or Shares (000s)		Value
6.00%, 01/15/22 (Call 10/15/21)	USD	100	$98,750
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	USD	50	52,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	USD	50	47,000
5.50%, 03/01/25[a]	USD	150	150,750
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	USD	95	95,599
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	USD	100	107,750
ZF North America Capital Inc.
2.75%, 04/27/23 [c]	EUR	200	221,869

			54,000,223

TOTAL CORPORATE BONDS & NOTES
(Cost: $89,749,729)			87,155,837

SHORT-TERM INVESTMENTS — 14.17%

MONEY MARKET FUNDS — 14.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[g,h,i]		10,580	10,580,275
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[g,h,i]		1,518	1,518,475
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[g,h]		729	728,951

			12,827,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,827,701)			12,827,701

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 110.47%
(Cost: $102,577,430)	$99,983,538
Other Assets, Less Liabilities — (10.47)%	(9,476,250)

NET ASSETS — 100.00%	$90,507,288

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Issuer is in default of interest payments.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

April 30, 2015

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$29,566,211	$166,343,730	$659,264,056
Affiliated (Note 2)	1,541,916	471,724	57,188

Total cost of investments	$31,108,127	$166,815,454	$659,321,244

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$29,347,696	$159,125,439	$606,824,253
Affiliated (Note 2)	1,541,916	471,724	57,188

Total fair value of investments	30,889,612	159,597,163	606,881,441
Foreign currency, at value[b]	—	—	21,638,445
Cash	17,463	83,825	—
Receivables:
Investment securities sold	117,435	5,837,643	8,897,082
Due from custodian (Note 4)	—	—	970,096
Interest	394,026	2,471,989	9,879,227

Total Assets	31,418,536	167,990,620	648,266,291

LIABILITIES
Payables:
Investment securities purchased	99,065	5,535,937	14,164,280
Collateral for securities on loan (Note 1)	1,092,270	—	—
Deferred foreign capital gains taxes (Note 1)	246	4,151	221,988
Investment advisory fees (Note 2)	12,354	70,182	248,482

Total Liabilities	1,203,935	5,610,270	14,634,750

NET ASSETS	$30,214,601	$162,380,350	$633,631,541

Net assets consist of:
Paid-in capital	$30,939,241	$183,999,339	$720,682,038
Undistributed net investment income	101,539	702,588	6,149,833
Accumulated net realized loss	(607,418)	(15,099,135)	(40,956,928)
Net unrealized depreciation	(218,761)	(7,222,442)	(52,243,402)

NET ASSETS	$30,214,601	$162,380,350	$633,631,541

Shares outstanding[c]	600,000	3,300,000	14,000,000

Net asset value per share	$50.36	$49.21	$45.26

[a]	Securities on loan with values of $1,069,033, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $21,130,396, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

April 30, 2015

	iShares Global ex USD High Yield Corporate Bond ETF	iShares Global High Yield Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$265,152,335	$89,749,729
Affiliated (Note 2)	122,747	12,827,701

Total cost of investments	$265,275,082	$102,577,430

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$244,325,265	$87,155,837
Affiliated (Note 2)	122,747	12,827,701

Total fair value of investments	244,448,012	99,983,538
Foreign currency, at value[b]	6,668,325	1,064,478
Cash	—	255,846
Receivables:
Investment securities sold	4,622,911	989,286
Interest	4,058,626	1,430,345

Total Assets	259,797,874	103,723,493

LIABILITIES
Payables:
Investment securities purchased	8,840,569	1,087,242
Collateral for securities on loan (Note 1)	—	12,098,750
Investment advisory fees (Note 2)	78,344	30,213

Total Liabilities	8,918,913	13,216,205

NET ASSETS	$250,878,961	$90,507,288

Net assets consist of:
Paid-in capital	$279,140,231	$94,395,605
Undistributed net investment income	353,859	477,151
Accumulated net realized loss	(7,819,503)	(1,793,836)
Net unrealized depreciation	(20,795,626)	(2,571,632)

NET ASSETS	$250,878,961	$90,507,288

Shares outstanding[c]	5,200,000	1,800,000

Net asset value per share	$48.25	$50.28

[a]	Securities on loan with values of $ — and $11,652,857, respectively. See Note 1.
[b]	Cost of foreign currency: $6,583,101 and $1,036,815, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended April 30, 2015

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated[a]	$627,719	$6,186,664	$13,865,679
Interest — affiliated (Note 2)	17	38	41
Securities lending income — affiliated — net (Note 2)	889	—	—

Total investment income	628,625	6,186,702	13,865,720

EXPENSES
Investment advisory fees (Note 2)	72,070	547,414	1,541,142

Total expenses	72,070	547,414	1,541,142
Less investment advisory fees waived (Note 2)	—	—	(177,866)

Net expenses	72,070	547,414	1,363,276

Net investment income	556,555	5,639,288	12,502,444

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(46,473)	(4,489,037)	(31,121,437)
In-kind redemptions — unaffiliated	(298,590)	(2,095,115)	(869,168)
Foreign currency transactions	—	—	(2,554,526)

Net realized loss	(345,063)	(6,584,152)	(34,545,131)

Net change in unrealized appreciation/depreciation on:
Investments[c]	64,553	(1,621,939)	(13,390,580)
Translation of assets and liabilities in foreign currencies	—	—	951,593

Net change in unrealized appreciation/depreciation	64,553	(1,621,939)	(12,438,987)

Net realized and unrealized loss	(280,510)	(8,206,091)	(46,984,118)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276,045	$(2,566,803)	$(34,481,674)

[a]	Net of foreign withholding tax of $ —, $ — and $509,154, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $42,097, respectively.
[c]	Net of deferred foreign capital gains taxes of $246, $4,151 and $222,101, respectively.

See notes to financial statements.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended April 30, 2015

	iShares Global ex USD High Yield Corporate Bond ETF	iShares Global High Yield Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,326,045	$2,563,484
Interest — affiliated (Note 2)	12	35
Securities lending income — affiliated — net (Note 2)	—	26,141

Total investment income	4,326,057	2,589,660

EXPENSES
Investment advisory fees (Note 2)	565,569	255,195

Total expenses	565,569	255,195
Less investment advisory fees waived (Note 2)	(154,246)	(69,599)

Net expenses	411,323	185,596

Net investment income	3,914,734	2,404,064

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,001,668)	(1,007,552)
In-kind redemptions — unaffiliated	(927,539)	(613,539)
Foreign currency transactions	(764,066)	(161,065)

Net realized loss	(7,693,273)	(1,782,156)

Net change in unrealized appreciation/depreciation on:
Investments	(10,326,294)	(1,951,675)
Translation of assets and liabilities in foreign currencies	203,635	54,788

Net change in unrealized appreciation/depreciation	(10,122,659)	(1,896,887)

Net realized and unrealized loss	(17,815,932)	(3,679,043)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,901,198)	$(1,274,979)

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond ETF		iShares Emerging Markets High Yield Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$556,555	$1,023,917	$5,639,288	$11,257,973
Net realized loss	(345,063)	(469,536)	(6,584,152)	(2,999,444)
Net change in unrealized appreciation/depreciation	64,553	704,330	(1,621,939)	2,317,391

Net increase (decrease) in net assets resulting from operations	276,045	1,258,711	(2,566,803)	10,575,920

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(530,792)	(1,055,015)	(5,922,676)	(11,283,625)

Total distributions to shareholders	(530,792)	(1,055,015)	(5,922,676)	(11,283,625)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,804,438	10,244,305	10,106,668	20,746,273
Cost of shares redeemed	(4,926,214)	(20,194,665)	(38,241,930)	(24,637,402)

Net increase (decrease) in net assets from capital share transactions	4,878,224	(9,950,360)	(28,135,262)	(3,891,129)

INCREASE (DECREASE) IN NET ASSETS	4,623,477	(9,746,664)	(36,624,741)	(4,598,834)

NET ASSETS
Beginning of period	25,591,124	35,337,788	199,005,091	203,603,925

End of period	$30,214,601	$25,591,124	$162,380,350	$199,005,091

Undistributed net investment income included in net assets at end of period	$101,539	$75,776	$702,588	$985,976

SHARES ISSUED AND REDEEMED
Shares sold	200,000	200,000	200,000	400,000
Shares redeemed	(100,000)	(400,000)	(800,000)	(500,000)

Net increase (decrease) in shares outstanding	100,000	(200,000)	(600,000)	(100,000)

See notes to financial statements.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond ETF		iShares Global ex USD High Yield Corporate Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,502,444	$27,019,142	$3,914,734	$5,595,737
Net realized gain (loss)	(34,545,131)	(13,178,352)	(7,693,273)	153,527
Net change in unrealized appreciation/depreciation	(12,438,987)	(23,280,344)	(10,122,659)	(13,719,685)

Net decrease in net assets resulting from operations	(34,481,674)	(9,439,554)	(13,901,198)	(7,970,421)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,352,611)	(15,780,076)	(3,789,561)	(5,709,258)
From net realized gain	—	—	(91,364)	—
Return of capital	—	(318,883)	—	—

Total distributions to shareholders	(6,352,611)	(16,098,959)	(3,880,925)	(5,709,258)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	189,826,841	20,287,350	151,285,242	161,257,088
Cost of shares redeemed	(100,217,735)	(48,233,688)	(25,451,152)	(55,903,420)

Net increase (decrease) in net assets from capital share transactions	89,609,106	(27,946,338)	125,834,090	105,353,668

INCREASE (DECREASE) IN NET ASSETS	48,774,821	(53,484,851)	108,051,967	91,673,989

NET ASSETS
Beginning of period	584,856,720	638,341,571	142,826,994	51,153,005

End of period	$633,631,541	$584,856,720	$250,878,961	$142,826,994

Undistributed net investment income included in net assets at end of period	$6,149,833	$—	$353,859	$228,686

SHARES ISSUED AND REDEEMED
Shares sold	4,200,000	400,000	3,000,000	2,800,000
Shares redeemed	(2,200,000)	(1,000,000)	(500,000)	(1,000,000)

Net increase (decrease) in shares outstanding	2,000,000	(600,000)	2,500,000	1,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Global High Yield Corporate Bond ETF
	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,404,064	$4,983,353
Net realized gain (loss)	(1,782,156)	212,659
Net change in unrealized appreciation/depreciation	(1,896,887)	(3,142,613)

Net increase (decrease) in net assets resulting from operations	(1,274,979)	2,053,399

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,305,855)	(5,236,812)

Total distributions to shareholders	(2,305,855)	(5,236,812)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,094,905	37,550,657
Cost of shares redeemed	(20,009,132)	(5,258,227)

Net increase (decrease) in net assets from capital share transactions	(9,914,227)	32,292,430

INCREASE (DECREASE) IN NET ASSETS	(13,495,061)	29,109,017

NET ASSETS
Beginning of period	104,002,349	74,893,332

End of period	$90,507,288	$104,002,349

Undistributed net investment income included in net assets at end of period	$477,151	$378,942

SHARES ISSUED AND REDEEMED
Shares sold	200,000	700,000
Shares redeemed	(400,000)	(100,000)

Net increase (decrease) in shares outstanding	(200,000)	600,000

See notes to financial statements.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Corporate Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 17, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.18	$50.48	$52.93	$50.00

Income from investment operations:
Net investment income[b]	1.07	2.01	1.92	1.07
Net realized and unrealized gain (loss)[c]	(0.86)	0.75	(2.49)	2.76

Total from investment operations	0.21	2.76	(0.57)	3.83

Less distributions from:
Net investment income	(1.03)	(2.06)	(1.88)	(0.90)

Total distributions	(1.03)	(2.06)	(1.88)	(0.90)

Net asset value, end of period	$50.36	$51.18	$50.48	$52.93

Total return	0.43%[d]	5.61%	(1.07)%	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,215	$25,591	$35,338	$21,170
Ratio of expenses to average net assets[e]	0.56%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.35%	3.99%	3.74%	3.87%
Portfolio turnover rate[f]	5%	20%	33%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets High Yield Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.03	$50.90	$53.62	$50.02

Income from investment operations:
Net investment income[b]	1.48	2.93	2.97	1.60
Net realized and unrealized gain (loss)[c]	(1.76)	0.15	(2.91)	3.40

Total from investment operations	(0.28)	3.08	0.06	5.00

Less distributions from:
Net investment income	(1.54)	(2.95)	(2.78)	(1.40)

Total distributions	(1.54)	(2.95)	(2.78)	(1.40)

Net asset value, end of period	$49.21	$51.03	$50.90	$53.62

Total return	(0.46)%[d]	6.24%	0.14%	10.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$162,380	$199,005	$203,604	$166,231
Ratio of expenses to average net assets[e]	0.60%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	6.21%	5.78%	5.64%	5.34%
Portfolio turnover rate[f]	25%	24%	57%	40%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Emerging Markets Local Currency Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Oct. 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$48.74	$50.66	$51.94	$51.13	$49.85

Income from investment operations:
Net investment income[b]	1.04	2.26	2.07	2.31	0.02
Net realized and unrealized gain (loss)[c]	(3.99)	(2.84)	(1.92)	0.41	1.26

Total from investment operations	(2.95)	(0.58)	0.15	2.72	1.28

Less distributions from:
Net investment income	(0.53)	(1.31)	(1.39)	(0.81)	—
Return of capital	—	(0.03)	(0.04)	(1.10)	—

Total distributions	(0.53)	(1.34)	(1.43)	(1.91)	—

Net asset value, end of period	$45.26	$48.74	$50.66	$51.94	$51.13

Total return	(6.09)%[d]	(1.14)%	0.28%	5.48%	2.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$633,632	$584,857	$638,342	$207,753	$30,681
Ratio of expenses to average net assets[e]	0.50%	0.59%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[e]	0.57%	0.60%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	4.59%	4.56%	4.04%	4.57%	1.21%
Portfolio turnover rate[f]	27%	43%	41%	61%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2015, the years ended October 31, 2014, October 31, 2013 and October 30, 2012 were 20%, 36%, 39% and 61%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Global ex USD High Yield Corporate Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.90	$56.84	$52.01	$50.14

Income from investment operations:
Net investment income[b]	0.92	2.43	3.15	1.94
Net realized and unrealized gain (loss)[c]	(4.61)	(3.55)	4.51	1.18

Total from investment operations	(3.69)	(1.12)	7.66	3.12

Less distributions from:
Net investment income	(0.94)	(2.82)	(2.83)	(1.25)
Net realized gain	(0.02)	—	—	—

Total distributions	(0.96)	(2.82)	(2.83)	(1.25)

Net asset value, end of period	$48.25	$52.90	$56.84	$52.01

Total return	(7.01)%[d]	(2.20)%	15.20%	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$250,879	$142,827	$51,153	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	3.81%	4.25%	5.85%	6.92%
Portfolio turnover rate[f]	16%	25%	33%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Global High Yield Corporate Bond ETF
	Six months ended Apr. 30, 2015 (Unaudited)	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.00	$53.50	$51.67	$50.00

Income from investment operations:
Net investment income[b]	1.29	2.84	3.05	1.82
Net realized and unrealized gain (loss)[c]	(1.78)	(1.28)	1.70	1.35

Total from investment operations	(0.49)	1.56	4.75	3.17

Less distributions from:
Net investment income	(1.23)	(3.06)	(2.92)	(1.50)

Total distributions	(1.23)	(3.06)	(2.92)	(1.50)

Net asset value, end of period	$50.28	$52.00	$53.50	$51.67

Total return	(0.93)%[d]	2.91%	9.50%	6.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,507	$104,002	$74,893	$36,169
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	5.18%	5.31%	5.82%	6.28%
Portfolio turnover rate[f]	13%	21%	20%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Emerging Markets Corporate Bond	Non-diversified
Emerging Markets High Yield Bond	Non-diversified
Emerging Markets Local Currency Bond	Non-diversified
Global ex USD High Yield Corporate Bond	Non-diversified
Global High Yield Corporate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Emerging Markets Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$28,113,995	$—		$28,113,995
Foreign Government Obligations	—	1,233,701	—		1,233,701
Money Market Funds	1,541,916	—	—		1,541,916

	$1,541,916	$29,347,696	$—		$30,889,612

Emerging Markets High Yield Bond
Assets:
Corporate Bonds & Notes	$—	$73,152,631	$—		$73,152,631
Foreign Government Obligations	—	85,972,808	—		85,972,808
Money Market Funds	471,724	—	—		471,724

	$471,724	$159,125,439	$—		$159,597,163

Emerging Markets Local Currency Bond
Assets:
Foreign Government Obligations	$—	$606,824,253	$—		$606,824,253
Money Market Funds	57,188	—	—		57,188

	$57,188	$606,824,253	$—		$606,881,441

Global ex USD High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$244,325,265	$0	[a]	$244,325,265
Money Market Funds	122,747	—	—		122,747

	$122,747	$244,325,265	$0	[a]	$244,448,012

Global High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$87,155,837	$—		$87,155,837
Money Market Funds	12,827,701	—	—		12,827,701

	$12,827,701	$87,155,837	$—		$99,983,538

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Emerging Markets Corporate Bond	$1,069,033	$1,069,033	$—
Global High Yield Corporate Bond	11,652,857	11,652,857	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited, (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Emerging Markets Local Currency Bond ETF, iShares Global ex USD High Yield Corporate Bond ETF and iShares Global High Yield Corporate Bond ETF.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Effective March 2, 2015, for its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Emerging Markets Corporate Bond	0.50%
Emerging Markets High Yield Bond	0.50

Prior to March 2, 2015, for its investment advisory services to the iShares Emerging Markets Corporate Bond ETF and iShares Emerging Markets High Yield Bond ETF, BFA was entitled to an annual investment advisory fee of 0.60% and 0.65%, respectively, based on the average daily net assets of each Fund.

Effective March 2, 2015, for its investment advisory services to the iShares Emerging Markets Local Currency Bond ETF, BFA is entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund. Prior to March 2, 2015, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.60% based on the average daily net assets of the Fund. For the six months ended April 30, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $177,866.

For its investment advisory services to each of the iShares Global ex USD High Yield Corporate Bond and iShares Global High Yield Corporate Bond ETFs, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of each Fund. The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through February 29, 2016 in order to limit total annual operating expenses to 0.40% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in the calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of the

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

calendar year 2014, 80% of securities lending income and the amount retained was never less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Emerging Markets Corporate Bond	$340
Global High Yield Corporate Bond	9,125

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended April 30, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2015 were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$5,730,623	$1,178,872
Emerging Markets High Yield Bond	45,436,389	45,438,469
Emerging Markets Local Currency Bond	214,545,817	141,134,653
Global ex USD High Yield Corporate Bond	157,373,991	32,964,754
Global High Yield Corporate Bond	16,162,914	12,244,186

In-kind transactions (see Note 4) for the six months ended April 30, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Corporate Bond	$4,672,968	$4,666,607
Emerging Markets High Yield Bond	9,761,720	36,924,773
Emerging Markets Local Currency Bond	24,129,586	24,519,913
Global ex USD High Yield Corporate Bond	22,699,693	23,367,752
Global High Yield Corporate Bond	4,739,601	18,928,625

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Emerging Markets Corporate Bond ETF, iShares Emerging Markets High Yield Bond ETF and iShares Emerging Markets Local Currency Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- “ by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Emerging Markets Corporate Bond	$262,109
Emerging Markets High Yield Bond	8,103,223
Emerging Markets Local Currency Bond	5,235,569
Global High Yield Corporate Bond	11,224

As of April 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$31,108,373	$514,178	$(732,939)	$(218,761)
Emerging Markets High Yield Bond	167,482,597	5,427,781	(13,313,215)	(7,885,434)
Emerging Markets Local Currency Bond	660,497,472	11,045,569	(64,661,600)	(53,616,031)
Global ex USD High Yield Corporate Bond	265,401,311	1,139,833	(22,093,132)	(20,953,299)
Global High Yield Corporate Bond	102,577,886	1,348,207	(3,942,555)	(2,594,348)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	91

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Corporate Bond	$1.012114	$—	$0.013405	$1.025519	99%	—%	1%	100%
Emerging Markets High Yield Bond	1.513028	—	0.028590	1.541618	98	—	2	100
Emerging Markets Local Currency Bond	—	—	0.526886	0.526886	—	—	100	100
Global ex USD High Yield Corporate Bond	0.285384	0.025379	0.652911	0.963674	29	3	68	100
Global High Yield Corporate Bond	1.056981	—	0.168977	1.225958	86	—	14	100

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited or Morningstar, Inc., nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-102-0415

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 26, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 26, 2015